1933 Act No. 333-37227 1940 Act No. 811-08405

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 31	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 32	[X]

EVERGREEN SELECT MONEY MARKET TRUST
(Exact Name of Registrant as Specified in Charter)
200 Berkeley Street, Boston, Massachusetts 02116-5034
(Address of Principal Executive Offices)
(617) 210-3200
(Registrant's Telephone Number)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

It is proposed  that this filing will become effective:
[ ] immediately  upon filing  pursuant to paragraph (b)
[X] on July 1, 2007 pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EVERGREEN SELECT MONEY MARKET TRUST

CONTENTS OF

POST-EFFECTIVE AMENDMENT NO. 31

TO

REGISTRATION STATEMENT

This Post-Effective Amendment No. 31 to Registrant's Registration Statement
No. 333-37227/811-08405 consists of the following pages, items of information and documents:

The Facing Sheet

PART A

  ---------

     Prospectus for Administrative shares of Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund and Evergreen Prime Cash Management Money Market Fund, as supplemented from time to time, is contained herein.

   Prospectus for Institutional shares of Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, Evergreen Institutional 100% Treasury Money Market Fund, and Evergreen Prime Cash Management Money Market Fund, as supplemented from time to time, is contained herein.

   Prospectus for Institutional Service shares of Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, Evergreen Institutional 100% Treasury Money Market Fund, and Evergreen Prime Cash Management Money Market Fund, as supplemented from time to time, is contained herein.

   Prospectus for Investor shares of Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund, and Evergreen Prime Cash Management Money Market Fund, as supplemented from time to time, is contained herein.

   Prospectus for Participant shares of Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, as supplemented from time to time, is contained herein.

  Prospectus for Commonfund Securities, Inc. including Evergreen Institutional Money Market Fund (Institutional shares only), as supplemented from time to time, is contained herein.

  PART B

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        Statement of Additional Information for Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, as supplemented from time to time, is contained herein.

PART C

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Exhibits
Persons Controlled by or Under Common Control with Registrant
Indemnification
Business and Other Connections of Investment Advisor
Principal Underwriter
Location of Accounts and Records
Management Services
Undertakings
Notice
Signatures

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

ADMINISTRATIVE SHARES

Prospectus, July 1, 2007

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Administrative shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Pricing
How to Choose an Evergreen Fund
How to Buy Shares
How to Redeem Shares
Other Services
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  attempting to maintain $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  are seeking a conservative investment with low volatility;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Municipal Securities Risk

Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be highly illiquid, making them difficult to value or dispose of at favorable prices.

Institutional Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Money Market Securities

Class of Shares Offered in this Prospectus:

·  Administrative

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EMDXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the investment advisor to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or the FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Administrative shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Administrative Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.70	5.63	5.25	6.46	4.22	1.81	1.05	1.26	3.07	4.94

Best Quarter:	4th Quarter 2000	+ 1.66%[1]
Worst Quarter:	1st Quarter 2004	+ 0.23%
Year-to-date total return as of 3/31/2007 is +1.28%.

The next table lists the Fund’s average annual total return for Administrative shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Administrative	5/1/2001	4.94%	2.42%	3.92%	3.94%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	3.82%

1.  Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administrative
Management Fees	0.11%
12b-1 Fees	0.05%
Other Expenses	0.09%
Total Annual Fund Operating Expenses [3]	0.25%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.23% for Administrative Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Administrative
1 year	$ 26
3 years	$ 80
5 years	$ 141
10 years	$ 318

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

·  Current Income Exempt from Regular Federal Income Tax

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Administrative

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EIDXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the investment advisor to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Administrative shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Administrative Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
3.66	3.61	3.39	4.33	2.87	1.51	1.00	1.10	2.31	3.33

Best Quarter:	2nd Quarter 2000	+ 1.13%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.20%
Year-to-date total return as of 3/31/2007 is +0.85%.

The next table lists the Fund’s average annual total return for Administrative shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Administrative	5/1/2001	3.33%	1.85%	2.70%	2.71%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	3.82%

1.  Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administrative
Management Fees	0.11%
12b-1 Fees	0.05%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.27%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Administrative
1 year	$ 28
3 years	$ 87
5 years	$ 152
10 years	$ 343

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

·  Stability of Principal

·  Current Income

·  Liquidity

Principal Investments:

·  Short-term U.S. Treasury Obligations

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Administrative

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EDTXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Administrative shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Administrative Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.49	5.37	4.92	6.16	3.80	1.62	0.90	1.11	2.88	4.66

Best Quarter:	4th Quarter 2000	+ 1.60%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.19%
Year-to-date total return as of 3/31/2007 is +1.24%.

The next table lists the Fund’s average annual total return for Administrative shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Administrative	5/1/2001	4.66%	2.22%	3.67%	3.70%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	3.82%

1.  Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administrative
Management Fees	0.11%
12b-1 Fees	0.05%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.27%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Administrative
1 year	$ 28
3 years	$ 87
5 years	$ 152
10 years	$ 343

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

·  Current Income

·  Stability of Principal

·  Liquidity

Principal Investment:

·  Money Market Instruments

Class of Shares Offered in this Prospectus:

·  Administrative

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EADXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) of by foreign branches of U.S. banks.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Administrative shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Administrative Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.57	5.49	5.11	6.43	4.21	1.75	1.03	1.20	3.02	4.94

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	1st Quarter 2004	+ 0.21%
Year-to-date total return as of 3/31/2007 is +1.27%.

The next table lists the Fund’s average annual total return for Administrative shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Administrative	6/13/2003	4.94%	2.38%	3.86%	4.16%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.11%

1.  Historical performance shown for Administrative shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Administrative shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.05% for Administrative shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Administrative
Management Fees	0.19%
12b-1 Fees	0.05%
Other Expenses	0.11%
Total Annual Fund Operating Expenses [3]	0.35%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.25% for Administrative Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Administrative
1 year	$ 36
3 years	$ 113
5 years	$ 197
10 years	$ 443

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 2/28/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.09%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Prime Cash Management Money Market Fund	0.09%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended February 28, 2007.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001, through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. For Institutional Municipal Money Market Fund, the NAV is normally calculated at 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. For every other Fund, the NAV is normally calculated at 5:00 p.m. ET on each day the NYSE is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received in good order and all required information is provided. A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund values its investments at amortized cost, which approximates market value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.847.5397. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Administrative shares in this prospectus.

Administrative shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

HOW TO BUY SHARES

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

  Evergreen Investments
  30 Dan Road
  Canton, MA 02021-2809

  Call 1.800.847.5397 between 8 a.m. and 6 p.m. ET, on any business day to speak with an Evergreen funds service representative.
  You can request a purchase by Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional, by contacting our Client Services representatives at 1.800.847.5397 or by visiting our Web site at EvergreenInvestments.com. [1]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional Municipal Money Market Fund) will be processed at that day's closing share price. Orders placed after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Redemption Requests That Require A Medallion Signature Guarantee" under How to Redeem Shares.)

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

HOW TO REDEEM SHARES

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.847.5397 between 8 a.m. and 6 p.m. ET, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional Municipal Money Market Fund) will be processed at that day's closing price. Requests made after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank on your account application. We can also:
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check
    send proceeds to another bank account other than the commercial bank designated on your account application if you provide a medallion signature guaranteed request signed by all account owners requesting the proceeds be wired to a specific bank address.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be signature guaranteed.

Other Ways to Redeem	You may also redeem your shares by contacting your investment professional. These investment professionals may charge a fee for this service.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12 Noon ET for Institutional Municipal Money Market Fund, if by Federal Funds Wire, will be completed the same day. All other redemption requests will normally be completed on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day ("Cut-off Time"). The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.847.5397 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15%, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells for a gain a security that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells for a gain a security that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Special Notice Regarding Tax Treatment of Municipal Bonds. The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state's ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court's decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Funds, as taxable income at the state and local levels in response to the Court's decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Funds, to be significantly and adversely affected.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell shares in a Fund, whether by selling or exchanging, you have created a taxable event. You must report any resulting gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and sale for tax purposes.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a distribution plan permitting the Funds to pay 12b-1 fees at an annual rate of up to 0.75% of the average daily net assets of Administrative shares. However, currently the 12b-1 fees of Administrative shares are limited to 0.05% of the average daily net assets of the class. These fees increase the cost of your investment. The Funds may use 12b-1 fees to compensate the Funds' distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, recipients of these payments may include Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative at 1.800.847.5397 for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request.

Institutional Money Market Fund

Year Ended February 28,
ADMINISTRATIVE SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	5.10%	3.41%	1.46%	1.00%	1.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 154,493	$ 18,476	$ 4,665	$ 10,951	$ 13,017
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.24%	0.20%	0.25%	0.26%	0.26%
Expenses excluding waivers/reimbursements and expense reductions	0.26%	0.29%	0.25%	0.26%	0.26%
Net investment income (loss)	5.10%	3.66%	1.27%	1.02%	1.58%

1.  Year ended February 29.

Institutional Municipal Money Market Fund

Year Ended February 28,
ADMINISTRATIVE SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.03	- 0.03	- 0.01	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	3.41%	2.51%	1.24%	0.96%	1.46%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 60,149	$ 63,500	$ 94,903	$ 18,337	$ 40,613
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%	0.27%	0.26%	0.27%	0.27%
Expenses excluding waivers/reimbursements and expense reductions	0.26%	0.27%	0.26%	0.27%	0.27%
Net investment income (loss)	3.36%	2.41%	1.41%	0.97%	1.38%

1.  Year ended February 29.

Institutional Treasury Money Market Fund

Year Ended February 28,
ADMINISTRATIVE SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.84%	3.20%	1.30%	0.85%	1.50%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 421	$ 28,992	$ 33,060	$ 52,002	$ 14,068
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%	0.25%	0.26%	0.25%	0.25%
Expenses excluding waivers/reimbursements and expense reductions	0.26%	0.25%	0.26%	0.25%	0.25%
Net investment income (loss)	4.36%	3.13%	1.27%	0.84%	1.37%

1.  Year ended February 29.

Prime Cash Management Money Market Fund

Year Ended February 28,
ADMINISTRATIVE SHARES	2007	2006	2005	2004 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05 [2]	0.03	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	5.10%	3.35%	1.42%	0.61%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 1	$ 1	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.25%	0.29%	0.28%	0.07%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.35%	0.36%	0.38%	0.26%[3]
Net investment income (loss)	5.11%	3.30%	1.23%	0.22%[3]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  Net investment income (loss) per share is based on average shares outstanding during the period.

3.  Annualized

OTHER FUND PRACTICES

Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

In addition, taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. Investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. EIMC expects to manage the Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Fund.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.847.5397 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

Institutional Money Market Fund Institutional Municipal Money Market Fund Institutional Treasury Money Market Fund Prime Cash Management Money Market Fund

Evergreen Express Line

Call 1.800.346.3858

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.847.5397

Monday-Friday, 8 a.m. to 6 p.m. ET to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  30 Dan Road

·  Canton, MA 02021-2809

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive
Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices — A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 558063 RV7 (7/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

INSTITUTIONAL SHARES

Prospectus, July 1, 2007

Evergreen
Institutional Money Market Funds

Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Institutional shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Pricing
How to Choose an Evergreen Fund
How to Buy Shares
How to Redeem Shares
Other Services
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  attempting to maintain $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  are seeking a conservative investment with low volatility;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Municipal Securities Risk

Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be highly illiquid, making them difficult to value or dispose of at favorable prices.

Institutional 100% Treasury Money Market Fund

FUND FACTS:

Goals:

·  Stability of Principal

·  Current Income

·  Liquidity

Principal Investment:

·  U.S. Treasury Securities

Class of Shares Offered in this Prospectus:

·  Institutional

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EUIXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each full calendar year since their inception on 12/8/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	4.99	4.72	5.91	3.93	1.60	0.76	0.94	2.62	4.42

Best Quarter:	4th Quarter 2000	+ 1.55%
Worst Quarter:	3rd Quarter 2003	+ 0.15%
Year-to-date total return as of 3/31/2007 is +1.16%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/8/1997
Institutional	12/8/1997	4.42%	2.06%	N/A	3.32%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	3.65%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.21%
12b-1 Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.34%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 35
3 years	$ 109
5 years	$ 191
10 years	$ 431

Institutional Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Money Market Securities

Class of Shares Offered in this Prospectus:

·  Institutional

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EMIXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the investment advisor to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or the FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.70	5.63	5.25	6.46	4.26	1.86	1.11	1.31	3.12	5.00

Best Quarter:	4th Quarter 2000	+ 1.66%
Worst Quarter:	1st Quarter 2004	+ 0.24%
Year-to-date total return as of 3/31/2007 is +1.29%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Institutional	11/19/1996	5.00%	2.47%	3.95%	3.97%
3-Mo. T-Bill [1]		4.85%	2.43%	3.80%	3.82%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.11%
12b-1 Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses [2]	0.20%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.18% for Institutional Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

·  Current Income Exempt from Regular Federal Income Tax

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Institutional

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EMMXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the investment advisor to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
3.66	3.61	3.39	4.33	2.90	1.56	1.05	1.16	2.36	3.38

Best Quarter:	2nd Quarter 2000	+ 1.13%
Worst Quarter:	3rd Quarter 2003	+ 0.22%
Year-to-date total return as of 3/31/2007 is +0.86%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Institutional	11/20/1996	3.38%	1.90%	2.73%	2.74%
3-Mo. T-Bill [1]		4.85%	2.43%	3.80%	3.82%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.11%
12b-1 Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.22%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 23
3 years	$ 71
5 years	$ 124
10 years	$ 280

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

·  Stability of Principal

·  Current Income

·  Liquidity

Principal Investments:

·  Short-term U.S. Treasury Obligations

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Institutional

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EIMXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.49	5.37	4.92	6.16	3.84	1.67	0.95	1.16	2.93	4.72

Best Quarter:	4th Quarter 2000	+ 1.60%
Worst Quarter:	3rd Quarter 2003	+ 0.20%
Year-to-date total return as of 3/31/2007 is +1.25%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Institutional	11/20/1996	4.72%	2.27%	3.70%	3.72%
3-Mo. T-Bill [1]		4.85%	2.43%	3.80%	3.82%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.11%
12b-1 Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.22%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 23
3 years	$ 71
5 years	$ 124
10 years	$ 280

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

·  Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Securities Issued or Guaranteed by the U.S. Government

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Institutional

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EGIXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

Under current market conditions, the Fund expects to invest a substantial portion of its assets in debt obligations issued by U.S. government agencies and instrumentalities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks ( “FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each full calendar year since their inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
			6.30	3.90	1.62	0.98	1.20	2.99	4.79

Best Quarter:	4th Quarter 2000	+ 1.62%
Worst Quarter:	2nd Quarter 2004	+ 0.22%
Year-to-date total return as of 3/31/2007 is +1.24%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Institutional	10/1/1999	4.79%	2.31%	N/A	3.17%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	3.30%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.12%
12b-1 Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.23%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 24
3 years	$ 74
5 years	$ 130
10 years	$ 293

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

·  Current Income

·  Stability of Principal

·  Liquidity

Principal Investment:

·  Money Market Instruments

Class of Shares Offered in this Prospectus:

·  Institutional

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EPRXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) of by foreign branches of U.S. banks.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.57	5.49	5.11	6.43	4.21	1.75	1.07	1.25	3.07	4.99

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	1st Quarter 2004	+ 0.22%
Year-to-date total return as of 3/31/2007 is +1.29%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Institutional	12/2/1993	4.99%	2.42%	3.88%	4.18%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.11%

1.  Historical performance shown for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.19%
12b-1 Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses [3]	0.30%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.20% for Institutional Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 31
3 years	$ 97
5 years	$ 169
10 years	$ 381

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 2/28/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional 100% Treasury Money Market Fund	0.21%
Institutional Money Market Fund	0.09%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.09%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended February 28, 2007.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001, through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. For Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund, the NAV is normally calculated at 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. For every other Fund, the NAV is normally calculated at 5:00 p.m. ET on each day the NYSE is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received in good order and all required information is provided. A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund values its investments at amortized cost, which approximates market value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.847.5397. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Institutional shares in this prospectus.

Institutional shares are offered at NAV without a front-end sales charge, deferred sales charge or 12b-1 fees. Institutional shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

HOW TO BUY SHARES

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

  Evergreen Investments
  30 Dan Road
  Canton, MA 02021-2809

  Call 1.800.847.5397 between 8 a.m. and 6 p.m. ET, on any business day to speak with an Evergreen funds service representative.
  You can request a purchase by Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional, by contacting our Client Services representatives at 1.800.847.5397 or by visiting our Web site at EvergreenInvestments.com. [1]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund) will be processed at that day's closing share price. Orders placed after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Redemption Requests That Require A Medallion Signature Guarantee" under How to Redeem Shares.)

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

HOW TO REDEEM SHARES

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.847.5397 between 8 a.m. and 6 p.m. ET, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund) will be processed at that day's closing price. Requests made after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank on your account application. We can also:
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check
    send proceeds to another bank account other than the commercial bank designated on your account application if you provide a medallion signature guaranteed request signed by all account owners requesting the proceeds be wired to a specific bank address.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be signature guaranteed.

Other Ways to Redeem	You may also redeem your shares by contacting your investment professional. These investment professionals may charge a fee for this service.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12 Noon ET for Institutional Municipal Money Market Fund and prior to 12:30 p.m. ET for Institutional 100% Treasury Money Market Fund, if by Federal Funds Wire, will be completed the same day. All other redemption requests will normally be completed on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Telephone Investment Plan
(applicable to Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund only)

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment.

Distribution Exchange

You may elect on the application to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; at or before 12:30 p.m. ET for Institutional 100% Treasury Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day ("Cut-off Time"). The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.847.5397 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15%, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells for a gain a security that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells for a gain a security that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Special Notice Regarding Tax Treatment of Municipal Bonds. The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state's ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court's decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Funds, as taxable income at the state and local levels in response to the Court's decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Funds, to be significantly and adversely affected.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell shares in a Fund, whether by selling or exchanging, you have created a taxable event. You must report any resulting gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and sale for tax purposes.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, recipients of these payments may include Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative at 1.800.847.5397 for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information, except the information for Prime Cash Management Money Market Fund for the fiscal year ended November 30, 2002, has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request. The information for Prime Cash Management Money Market Fund for the fiscal year ended November 30, 2002 was audited by the predecessor Fund’s independent auditors.

Institutional 100% Treasury Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.04	- 0.03	- 0.01	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.57%	2.96%	1.11%	0.70%	1.48%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 98,946	$ 493,913	$ 369,460	$ 449,943	$ 487,684
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.33%	0.32%	0.33%	0.31%	0.18%
Expenses excluding waivers/reimbursements and expense reductions	0.33%	0.32%	0.33%	0.31%	0.30%
Net investment income (loss)	4.32%	2.94%	1.09%	0.70%	1.44%

1.  Year ended February 29.

Institutional Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.02	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.02	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	5.15%	3.47%	1.51%	1.05%	1.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 14,239,628	$ 12,037,126	$ 10,534,653	$ 13,392,535	$ 19,297,892
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.18%	0.13%	0.21%	0.21%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.20%	0.22%	0.21%	0.21%	0.21%
Net investment income (loss)	5.03%	3.46%	1.46%	1.06%	1.70%

1.  Year ended February 29.

Institutional Municipal Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.03	- 0.03	- 0.01	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	3.47%	2.56%	1.29%	1.01%	1.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,122,239	$ 6,721,625	$ 4,878,429	$ 5,035,745	$ 2,975,741
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%	0.22%	0.21%	0.22%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.22%	0.22%	0.21%	0.22%	0.22%
Net investment income (loss)	3.40%	2.54%	1.26%	0.98%	1.44%

1.  Year ended February 29.

Institutional Treasury Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.89%	3.25%	1.35%	0.90%	1.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,153,229	$ 1,845,698	$ 2,208,303	$ 2,186,186	$ 2,222,210
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%	0.20%	0.21%	0.20%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.22%	0.20%	0.21%	0.20%	0.20%
Net investment income (loss)	4.73%	3.19%	1.34%	0.89%	1.56%

1.  Year ended February 29.

Institutional U.S. Government Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.02
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.95%	3.31%	1.41%	0.94%	1.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 472,397	$ 695,920	$ 695,666	$ 864,852	$ 719,820
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%	0.23%	0.23%	0.22%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.23%	0.23%	0.23%	0.22%	0.22%
Net investment income (loss)	4.82%	3.34%	1.37%	0.92%	1.53%

1.  Year ended February 29.

Prime Cash Management Money Market Fund

	Year Ended February 28,					Year Ended November 30,
INSTITUTIONAL SHARES	2007	2006	2005	2004 [1]	2003 [2]	2002 [3]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0	0.02
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	0 [4]	- 0.02
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	5.15%	3.40%	1.47%	1.00%	0.34%	1.83%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 3,885,124	$ 1,628,761	$ 1,326,061	$ 1,435,550	$ 1,763,107	$ 1,716,949
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%	0.24%	0.24%	0.22%	0.18%[5]	0.18%
Expenses excluding waivers/reimbursements and expense reductions	0.30%	0.31%	0.34%	0.41%	0.38%[5]	0.38%
Net investment income (loss)	5.12%	3.42%	1.47%	1.00%	1.37%[5]	1.80%

1.  Year ended February 29.

2.  For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

3.  As of the close of business on June 7, 2002, the Fund acquired the net assets of Wachovia Prime Cash Management Fund ("Wachovia Fund"). Wachovia Fund was the accounting and performance survivor in this transaction. The financial highlights for the period prior to June 10, 2002 are those of Wachovia Fund.

4.  Amount represents less than $0.005 per share.

5.  Annualized

OTHER FUND PRACTICES

Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

In addition, taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. Investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. EIMC expects to manage the Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Fund.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.847.5397 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

  Institutional 100% Treasury Money Market Fund
  Institutional Money Market Fund
  Institutional Municipal Money Market Fund
  Institutional Treasury Money Market Fund
  Institutional U.S. Government Money Market Fund
  Prime Cash Management Money Market Fund

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.847.5397

Monday-Friday, 8 a.m. to 6 p.m. ET to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  30 Dan Road

·  Canton, MA 02021-2809

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive
Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices — A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 539894 RV13 (7/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

INSTITUTIONAL SERVICE SHARES

Prospectus, July 1, 2007

Evergreen
Institutional Money Market Funds

Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Institutional Service shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional 100% Treasury Money Market Fund
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Pricing
How to Choose an Evergreen Fund
How to Buy Shares
How to Redeem Shares
Other Services
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  attempting to maintain $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  are seeking a conservative investment with low volatility;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Municipal Securities Risk

Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be highly illiquid, making them difficult to value or dispose of at favorable prices.

Institutional 100% Treasury Money Market Fund

FUND FACTS:

Goals:

·  Stability of Principal

·  Current Income

·  Liquidity

Principal Investment:

·  U.S. Treasury Securities

Class of Shares Offered in this Prospectus:

·  Institutional Service

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  ESIXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will invest only in U.S. Treasury securities, which are high quality debt securities issued by the U.S. Treasury, guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each full calendar year since their inception on 12/22/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Service Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
	4.73	4.45	5.65	3.67	1.35	0.51	0.68	2.37	4.16

Best Quarter:	4th Quarter 2000	+ 1.49%
Worst Quarter:	3rd Quarter 2003	+ 0.09%
Year-to-date total return as of 3/31/2007 is +1.09%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/22/1997
Institutional Service	12/22/1997	4.16%	1.81%	N/A	3.06%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	3.65%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.21%
12b-1 Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.59%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 60
3 years	$ 189
5 years	$ 329
10 years	$ 738

Institutional Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Money Market Securities

Class of Shares Offered in this Prospectus:

·  Institutional Service

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EMSXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the investment advisor to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or the FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Service Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.44	5.36	4.99	6.20	4.00	1.61	0.85	1.05	2.86	4.73

Best Quarter:	4th Quarter 2000	+ 1.60%
Worst Quarter:	1st Quarter 2004	+ 0.18%
Year-to-date total return as of 3/31/2007 is +1.23%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/26/1996
Institutional Service	11/26/1996	4.73%	2.21%	3.69%	3.71%
3-Mo. T-Bill [1]		4.85%	2.43%	3.80%	3.82%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses [2]	0.45%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.43% for Institutional Service Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

·  Current Income Exempt from Regular Federal Income Tax

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Institutional Service

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EISXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the investment advisor to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Service Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
3.40	3.35	3.14	4.07	2.65	1.30	0.80	0.90	2.10	3.12

Best Quarter:	2nd Quarter 2000	+ 1.07%
Worst Quarter:	3rd Quarter 2003	+ 0.15%
Year-to-date total return as of 3/31/2007 is +0.80%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/25/1996
Institutional Service	11/25/1996	3.12%	1.64%	2.48%	2.49%
3-Mo. T-Bill [1]		4.85%	2.43%	3.80%	3.82%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.47%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 48
3 years	$ 151
5 years	$ 263
10 years	$ 591

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

·  Stability of Principal

·  Current Income

·  Liquidity

Principal Investments:

·  Short-term U.S. Treasury Obligations

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Institutional Service

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EITXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Service Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.23	5.11	4.66	5.90	3.58	1.42	0.70	0.90	2.67	4.46

Best Quarter:	4th Quarter 2000	+ 1.53%
Worst Quarter:	3rd Quarter 2003	+ 0.14%
Year-to-date total return as of 3/31/2007 is +1.19%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/27/1996
Institutional Service	11/27/1996	4.46%	2.02%	3.45%	3.46%
3-Mo. T-Bill [1]		4.85%	2.43%	3.80%	3.82%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.11%
12b-1 Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.47%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 48
3 years	$ 151
5 years	$ 263
10 years	$ 591

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

·  Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Securities Issued or Guaranteed by the U.S. Government

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Institutional Service

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EGSXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

Under current market conditions, the Fund expects to invest a substantial portion of its assets in debt obligations issued by U.S. government agencies and instrumentalities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks ( “FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each full calendar year since their inception on 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Service Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
			6.03	3.64	1.37	0.73	0.94	2.73	4.53

Best Quarter:	4th Quarter 2000	+ 1.56%
Worst Quarter:	2nd Quarter 2004	+ 0.15%
Year-to-date total return as of 3/31/2007 is +1.18%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Institutional Service	10/1/1999	4.53%	2.05%	N/A	2.91%
3-Mo. T-Bill [1]		4.85%	2.43%	N/A	3.30%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.12%
12b-1 Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.48%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 49
3 years	$ 154
5 years	$ 269
10 years	$ 604

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

·  Current Income

·  Stability of Principal

·  Liquidity

Principal Investment:

·  Money Market Instruments

Class of Shares Offered in this Prospectus:

·  Institutional Service

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  ESSXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) of by foreign branches of U.S. banks.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional Service shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Service Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.57	5.49	5.11	6.43	4.21	1.75	0.93	1.00	2.81	4.73

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	1st Quarter 2004	+ 0.16%
Year-to-date total return as of 3/31/2007 is +1.22%.

The next table lists the Fund’s average annual total return for Institutional Service shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Institutional Service	6/13/2003	4.73%	2.24%	3.79%	4.11%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.11%

1.  Historical performance shown for Institutional Service shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Institutional Service shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.25% for Institutional Service shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Service
Management Fees	0.19%
12b-1 Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses [3]	0.55%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.45% for Institutional Service Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional Service
1 year	$ 56
3 years	$ 176
5 years	$ 307
10 years	$ 689

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 2/28/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional 100% Treasury Money Market Fund	0.21%
Institutional Money Market Fund	0.09%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.09%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended February 28, 2007.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001, through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. For Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund, the NAV is normally calculated at 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. For every other Fund, the NAV is normally calculated at 5:00 p.m. ET on each day the NYSE is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received in good order and all required information is provided. A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund values its investments at amortized cost, which approximates market value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.847.5397. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Institutional Service shares in this prospectus.

Institutional Service shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

HOW TO BUY SHARES

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

  Evergreen Investments
  30 Dan Road
  Canton, MA 02021-2809

  Call 1.800.847.5397 between 8 a.m. and 6 p.m. ET, on any business day to speak with an Evergreen funds service representative.
  You can request a purchase by Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional, by contacting our Client Services representatives at 1.800.847.5397 or by visiting our Web site at EvergreenInvestments.com. [1]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund) will be processed at that day's closing share price. Orders placed after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Redemption Requests That Require A Medallion Signature Guarantee" under How to Redeem Shares.)

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

HOW TO REDEEM SHARES

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.847.5397 between 8 a.m. and 6 p.m. ET, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund) will be processed at that day's closing price. Requests made after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank on your account application. We can also:
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check
    send proceeds to another bank account other than the commercial bank designated on your account application if you provide a medallion signature guaranteed request signed by all account owners requesting the proceeds be wired to a specific bank address.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be signature guaranteed.

Other Ways to Redeem	You may also redeem your shares by contacting your investment professional. These investment professionals may charge a fee for this service.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12 Noon ET for Institutional Municipal Money Market Fund and prior to 12:30 p.m. ET for Institutional 100% Treasury Money Market Fund, if by Federal Funds Wire, will be completed the same day. All other redemption requests will normally be completed on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

Telephone Investment Plan
(applicable to Institutional 100% Treasury Money Market Fund and Institutional Municipal Money Market Fund only)

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment.

Distribution Exchange

You may elect on the application to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; at or before 12:30 p.m. ET for Institutional 100% Treasury Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day ("Cut-off Time"). The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.847.5397 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15%, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells for a gain a security that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells for a gain a security that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Special Notice Regarding Tax Treatment of Municipal Bonds. The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state's ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court's decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Funds, as taxable income at the state and local levels in response to the Court's decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Funds, to be significantly and adversely affected.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell shares in a Fund, whether by selling or exchanging, you have created a taxable event. You must report any resulting gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and sale for tax purposes.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a distribution plan permitting the Funds to pay 12b-1 fees at an annual rate of up to 0.75% of the average daily net assets of Institutional Service shares. However, currently the 12b-1 fees of Institutional Service shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The Funds may use 12b-1 fees to compensate the Funds' distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, recipients of these payments may include Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative at 1.800.847.5397 for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request.

Institutional 100% Treasury Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01
Distributions to shareholders from
Net investment income	- 0.04	- 0.03	- 0.01	0 [2]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.32%	2.70%	0.86%	0.45%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 110,143	$ 162,313	$ 218,046	$ 256,132	$ 364,153
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%	0.57%	0.58%	0.56%	0.43%
Expenses excluding waivers/reimbursements and expense reductions	0.59%	0.57%	0.58%	0.56%	0.55%
Net investment income (loss)	4.16%	2.64%	0.88%	0.45%	1.19%

1.  Year ended February 29.

2.  Amount represents less than $0.005 per share.

Institutional Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.89%	3.21%	1.25%	0.80%	1.49%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 2,868,537	$ 2,196,902	$ 2,368,390	$ 2,474,978	$ 3,082,949
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.43%	0.38%	0.46%	0.46%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.45%	0.47%	0.46%	0.46%	0.46%
Net investment income (loss)	4.80%	3.13%	1.24%	0.80%	1.50%

1.  Year ended February 29.

Institutional Municipal Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	3.21%	2.31%	1.04%	0.76%	1.26%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 676,614	$ 688,734	$ 856,461	$ 881,212	$ 640,823
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.47%	0.46%	0.47%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.47%	0.47%	0.46%	0.47%	0.47%
Net investment income (loss)	3.15%	2.24%	1.01%	0.75%	1.20%

1.  Year ended February 29.

Institutional Treasury Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.63%	3.00%	1.10%	0.65%	1.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,551,549	$ 2,906,339	$ 2,635,887	$ 1,992,881	$ 2,362,269
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%	0.45%	0.46%	0.45%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.47%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	4.43%	2.99%	1.13%	0.65%	1.26%

1.  Year ended February 29.

Institutional U.S. Government Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.69%	3.05%	1.16%	0.69%	1.26%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 33,257	$ 140,087	$ 228,903	$ 172,304	$ 239,264
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.48%	0.47%	0.48%	0.47%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.48%	0.47%	0.48%	0.47%	0.47%
Net investment income (loss)	4.63%	2.93%	1.22%	0.67%	1.28%

1.  Year ended February 29.

Prime Cash Management Money Market Fund

Year Ended February 28,
INSTITUTIONAL SERVICE SHARES	2007	2006	2005	2004 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.89%	3.15%	1.22%	0.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 301,367	$ 195,900	$ 176,338	$ 115,373
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.44%	0.49%	0.49%	0.49%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.54%	0.56%	0.59%	0.68%[2]
Net investment income (loss)	4.81%	3.16%	1.32%	0.67%[2]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  Annualized

OTHER FUND PRACTICES

Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

In addition, taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. Investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. EIMC expects to manage the Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Fund.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.847.5397 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

  Institutional 100% Treasury Money Market Fund
  Institutional Money Market Fund
  Institutional Municipal Money Market Fund
  Institutional Treasury Money Market Fund
  Institutional U.S. Government Money Market Fund
  Prime Cash Management Money Market Fund

Evergreen Express Line

Call 1.800.346.3858

24 hours a day to

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.847.5397

Monday-Friday, 8 a.m. to 6 p.m. ET to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  30 Dan Road

·  Canton, MA 02021-2809

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive
Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices — A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 539893 RV13 (7/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

INVESTOR SHARES

Prospectus, July 1, 2007

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Investor shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Pricing
How to Choose an Evergreen Fund
How to Buy Shares
How to Redeem Shares
Other Services
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  attempting to maintain $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  are seeking a conservative investment with low volatility;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Municipal Securities Risk

Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be highly illiquid, making them difficult to value or dispose of at favorable prices.

Institutional Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Money Market Securities

Class of Shares Offered in this Prospectus:

·  Investor

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EMNXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the investment advisor to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks ( “FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Investor shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Investor Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.70	5.63	5.25	6.46	4.19	1.76	1.00	1.21	3.02	4.89

Best Quarter:	4th Quarter 2000	+ 1.66%[1]
Worst Quarter:	1st Quarter 2004	+ 0.22%
Year-to-date total return as of 3/31/2007 is +1.26%.

The next table lists the Fund’s average annual total return for Investor shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Investor	5/1/2001	4.89%	2.37%	3.89%	3.91%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	3.82%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees	0.11%
12b-1 Fees	0.10%
Other Expenses	0.09%
Total Annual Fund Operating Expenses [3]	0.30%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.28% for Investor Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 31
3 years	$ 97
5 years	$ 169
10 years	$ 381

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

·  Current Income Exempt from Regular Federal Income Tax

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Investor

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EINXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the investment advisor to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Investor shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Investor Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
3.66	3.61	3.39	4.33	2.84	1.46	0.95	1.05	2.26	3.28

Best Quarter:	2nd Quarter 2000	+ 1.13%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.19%
Year-to-date total return as of 3/31/2007 is +0.84%.

The next table lists the Fund’s average annual total return for Investor shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Investor	5/1/2001	3.28%	1.79%	2.68%	2.69%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	3.82%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees	0.11%
12b-1 Fees	0.10%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.32%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 33
3 years	$ 103
5 years	$ 180
10 years	$ 406

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

·  Stability of Principal

·  Current Income

·  Liquidity

Principal Investments:

·  Short-term U.S. Treasury Obligations

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Investor

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  ENTXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Investor shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Investor Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.49	5.37	4.92	6.16	3.77	1.57	0.85	1.05	2.82	4.61

Best Quarter:	4th Quarter 2000	+ 1.60%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.18%
Year-to-date total return as of 3/31/2007 is +1.23%.

The next table lists the Fund’s average annual total return for Investor shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Investor	5/1/2001	4.61%	2.17%	3.65%	3.67%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	3.82%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees	0.11%
12b-1 Fees	0.10%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.32%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 33
3 years	$ 103
5 years	$ 180
10 years	$ 406

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

·  Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Securities Issued or Guaranteed by the U.S. Government

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Investor

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

·  EGNXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

Under current market conditions, the Fund expects to invest a substantial portion of its assets in debt obligations issued by U.S. government agencies and instrumentalities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks ( “FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Investor shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Investor Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
			6.30	3.83	1.52	0.88	1.10	2.89	4.69

Best Quarter:	4th Quarter 2000	+ 1.62%[1]
Worst Quarter:	2nd Quarter 2004	+ 0.19%
Year-to-date total return as of 3/31/2007 is +1.22%.

The next table lists the Fund’s average annual total return for Investor shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Investor	5/1/2001	4.69%	2.20%	N/A	3.09%
3-Mo. T-Bill [2]		4.85%	2.43%	N/A	3.30%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees	0.12%
12b-1 Fees	0.10%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.33%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 34
3 years	$ 106
5 years	$ 185
10 years	$ 418

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

·  Current Income

·  Stability of Principal

·  Liquidity

Principal Investment:

·  Money Market Instruments

Class of Shares Offered in this Prospectus:

·  Investor

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  ESNXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) of by foreign branches of U.S. banks.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Investor shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Investor Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.57	5.49	5.11	6.43	4.21	1.75	1.01	1.15	2.97	4.88

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	1st Quarter 2004	+ 0.20%
Year-to-date total return as of 3/31/2007 is +1.26%.

The next table lists the Fund’s average annual total return for Investor shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Investor	6/13/2003	4.88%	2.34%	3.84%	4.15%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.11%

1.  Historical performance shown for Investor shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Investor shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.10% for Investor shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.343.2898. Clients with more than $1 million in assets should call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investor
Management Fees	0.19%
12b-1 Fees	0.10%
Other Expenses	0.11%
Total Annual Fund Operating Expenses [3]	0.40%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.30% for Investor Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Investor
1 year	$ 41
3 years	$ 128
5 years	$ 224
10 years	$ 505

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 2/28/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.09%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.09%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended February 28, 2007.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001, through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. For Institutional Municipal Money Market Fund, the NAV is normally calculated at 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. For every other Fund, the NAV is normally calculated at 5:00 p.m. ET on each day the NYSE is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received in good order and all required information is provided. A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund values its investments at amortized cost, which approximates market value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.343.2898. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Investor shares in this prospectus.

Investor shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

HOW TO BUY SHARES

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

  Evergreen Investments
  30 Dan Road
  Canton, MA 02021-2809

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. ET, on any business day to speak with an Evergreen funds service representative.
  You can request a purchase by Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional, by contacting our Client Services representatives at 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) or by visiting our Web site at EvergreenInvestments.com. [1]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional Municipal Money Market Fund) will be processed at that day's closing share price. Orders placed after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Redemption Requests That Require A Medallion Signature Guarantee" under How to Redeem Shares.)

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

HOW TO REDEEM SHARES

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) between 8 a.m. and 6 p.m. ET, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional Municipal Money Market Fund) will be processed at that day's closing price. Requests made after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank on your account application. We can also:
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check
    send proceeds to another bank account other than the commercial bank designated on your account application if you provide a medallion signature guaranteed request signed by all account owners requesting the proceeds be wired to a specific bank address.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be signature guaranteed.

Other Ways to Redeem	You may also redeem your shares by contacting your investment professional. These investment professionals may charge a fee for this service.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12 Noon ET for Institutional Municipal Money Market Fund, if by Federal Funds Wire, will be completed the same day. All other redemption requests will normally be completed on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day ("Cut-off Time"). The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets) to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15%, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells for a gain a security that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells for a gain a security that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Special Notice Regarding Tax Treatment of Municipal Bonds. The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state's ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court's decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Funds, as taxable income at the state and local levels in response to the Court's decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Funds, to be significantly and adversely affected.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell shares in a Fund, whether by selling or exchanging, you have created a taxable event. You must report any resulting gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and sale for tax purposes.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a distribution plan permitting the Funds to pay 12b-1 fees at an annual rate of up to 0.75% of the average daily net assets of Investor shares. However, currently the 12b-1 fees of Investor shares are limited to 0.10% of the average daily net assets of the class. These fees increase the cost of your investment. The Funds may use 12b-1 fees to compensate the Funds' distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, recipients of these payments may include Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative at 1.800.343.2898 for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request.

Institutional Money Market Fund

Year Ended February 28,
INVESTOR SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	5.05%	3.36%	1.41%	0.95%	1.65%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 123,480	$ 128,213	$ 197,022	$ 190,016	$ 252,560
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.28%	0.23%	0.31%	0.31%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.30%	0.32%	0.31%	0.31%	0.31%
Net investment income (loss)	4.93%	3.22%	1.44%	0.94%	1.59%

1.  Year ended February 29.

Institutional Municipal Money Market Fund

Year Ended February 28,
INVESTOR SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	3.36%	2.46%	1.19%	0.91%	1.41%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 248,249	$ 189,929	$ 202,738	$ 142,411	$ 170,377
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.32%	0.31%	0.32%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.32%	0.32%	0.31%	0.32%	0.32%
Net investment income (loss)	3.31%	2.44%	1.25%	0.90%	1.28%

1.  Year ended February 29.

Institutional Treasury Money Market Fund

Year Ended February 28,
INVESTOR SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.79%	3.15%	1.25%	0.80%	1.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 259,223	$ 255,406	$ 272,700	$ 259,651	$ 158,831
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.30%	0.31%	0.30%	0.30%
Expenses excluding waivers/reimbursements and expense reductions	0.32%	0.30%	0.31%	0.30%	0.30%
Net investment income (loss)	4.68%	3.13%	1.23%	0.77%	1.40%

1.  Year ended February 29.

Institutional U.S. Government Money Market Fund

Year Ended February 28,
INVESTOR SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.84%	3.20%	1.31%	0.84%	1.42%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 6,061	$ 150,371	$ 6,780	$ 9,622	$ 11,316
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%	0.33%	0.33%	0.31%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.32%	0.33%	0.33%	0.31%	0.33%
Net investment income (loss)	4.42%	3.56%	1.31%	0.80%	1.13%

1.  Year ended February 29.

Prime Cash Management Money Market Fund

Year Ended February 28,
INVESTOR SHARES	2007	2006	2005	2004 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	5.05%	3.30%	1.37%	0.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 17,838	$ 20,792	$ 37,096	$ 42,113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.29%	0.34%	0.34%	0.33%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.39%	0.41%	0.44%	0.52%[2]
Net investment income (loss)	4.92%	3.25%	1.40%	0.81%[2]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  Annualized

OTHER FUND PRACTICES

Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

In addition, taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. Investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. EIMC expects to manage the Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Fund.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

  Institutional Money Market Fund
  Institutional Municipal Money Market Fund
  Institutional Treasury Money Market Fund
  Institutional U.S. Government Money Market Fund
  Prime Cash Management Money Market Fund

Evergreen Express Line

Call 1.800.346.3858

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.343.2898 (or 1.800.847.5397 for clients with more than $1 million in assets)

Monday-Friday, 8 a.m. to 6 p.m. ET to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  30 Dan Road

·  Canton, MA 02021-2809

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive
Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices — A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 558065 RV7 (7/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

PARTICIPANT SHARES

Prospectus, July 1, 2007

Evergreen
Institutional Money Market Funds

Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund
Participant shares

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks
Evergreen Institutional Money Market Fund
Evergreen Institutional Municipal Money Market Fund
Evergreen Institutional Treasury Money Market Fund
Evergreen Institutional U.S. Government Money Market Fund
Evergreen Prime Cash Management Money Market Fund

GENERAL INFORMATION:

The Funds' Investment Advisor
Pricing
How to Choose an Evergreen Fund
How to Buy Shares
How to Redeem Shares
Other Services
Dividends and Distributions
Taxes
More Information about the Funds' Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Funds

typically rely on a combination of the following strategies:

  attempting to maintain $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  are seeking a conservative investment with low volatility;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Municipal Securities Risk

Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be highly illiquid, making them difficult to value or dispose of at favorable prices.

Institutional Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Money Market Securities

Class of Shares Offered in this Prospectus:

·  Participant

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EMPXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the investment advisor to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or the FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Participant shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Participant Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.70	5.63	5.25	6.46	3.91	1.36	0.60	0.80	2.61	4.47

Best Quarter:	4th Quarter 2000	+ 1.66%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.12%
Year-to-date total return as of 3/31/2007 is +1.17%.

The next table lists the Fund’s average annual total return for Participant shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Participant	5/1/2001	4.47%	1.96%	3.66%	3.68%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	3.82%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.11%
12b-1 Fees	0.50%
Other Expenses	0.09%
Total Annual Fund Operating Expenses [3]	0.70%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.68% for Participant Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

Institutional Municipal Money Market Fund

FUND FACTS:

Goals:

·  Current Income Exempt from Regular Federal Income Tax

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

·  Participant

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  EIPXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests at least 80% of its assets in municipal money market securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined by the investment advisor to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining which securities to purchase for the portfolio, the portfolio managers focus on the supply and demand for the security in the marketplace, as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its assets in high-quality, short-term taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment goal.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term, tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term, tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

The municipal securities held by the Fund may fail to meet certain legal requirements which allow interest on such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders. For example, while the interest from qualified private activity bonds is generally not subject to federal income tax, many types of private activity bond interest must be included in taxable income for federal alternative minimum tax purposes. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Participant shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Participant Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
3.66	3.61	3.39	4.33	2.56	1.05	0.55	0.65	1.85	2.86

Best Quarter:	2nd Quarter 2000	+ 1.13%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.09%
Year-to-date total return as of 3/31/2007 is +0.74%.

The next table lists the Fund’s average annual total return for Participant shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Participant	5/1/2001	2.86%	1.39%	2.44%	2.46%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	3.82%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.11%
12b-1 Fees	0.50%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.72%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 74
3 years	$ 230
5 years	$ 401
10 years	$ 894

Institutional Treasury Money Market Fund

FUND FACTS:

Goals:

·  Stability of Principal

·  Current Income

·  Liquidity

Principal Investments:

·  Short-term U.S. Treasury Obligations

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Participant

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  ESTXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in short-term U.S. Treasury obligations and repurchase agreements backed by such obligations. U.S. Treasury securities are guaranteed as to principal and interest by, and supported by the full faith and credit of, the U.S. government. The Fund may invest up to 20% of its assets in other debt obligations, but typically invests this portion in repurchase agreements backed by the Government National Mortgage Association ("GNMA"). Securities issued by GNMA are also backed by the full faith and credit of the U.S. government.

The Fund generally maintains an average dollar-weighted maturity of 60 days or less.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Participant shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Participant Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.49	5.37	4.92	6.16	3.49	1.16	0.45	0.65	2.41	4.20

Best Quarter:	4th Quarter 2000	+ 1.60%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.08%
Year-to-date total return as of 3/31/2007 is +1.13%.

The next table lists the Fund’s average annual total return for Participant shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/20/1996
Participant	5/1/2001	4.20%	1.77%	3.41%	3.43%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	3.82%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.11%
12b-1 Fees	0.50%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.72%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 74
3 years	$ 230
5 years	$ 401
10 years	$ 894

Institutional U.S. Government Money Market Fund

FUND FACTS:

Goals:

·  Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Securities Issued or Guaranteed by the U.S. Government

·  Repurchase Agreements Issued or Guaranteed by the U.S. Government

Class of Shares Offered in this Prospectus:

·  Participant

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbols:

·  EGPXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund will normally invest at least 80% of its assets in high-quality, short-term money market securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

Under current market conditions, the Fund expects to invest a substantial portion of its assets in debt obligations issued by U.S. government agencies and instrumentalities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks ( “FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Participant shares of the Fund in each full calendar year since 10/1/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Participant Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
			6.30	3.56	1.11	0.48	0.69	2.48	4.27

Best Quarter:	4th Quarter 2000	+ 1.62%[1]
Worst Quarter:	2nd Quarter 2004	+ 0.09%
Year-to-date total return as of 3/31/2007 is +1.12%.

The next table lists the Fund’s average annual total return for Participant shares over the past one- and five-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 10/1/1999
Participant	5/1/2001	4.27%	1.80%	N/A	2.77%
3-Mo. T-Bill [2]		4.85%	2.43%	N/A	3.30%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares, the original class offered. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.12%
12b-1 Fees	0.50%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.73%

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 75
3 years	$ 233
5 years	$ 406
10 years	$ 906

Prime Cash Management Money Market Fund

FUND FACTS:

Goals:

·  Current Income

·  Stability of Principal

·  Liquidity

Principal Investment:

·  Money Market Instruments

Class of Shares Offered in this Prospectus:

·  Participant

Investment Advisor:

·  Evergreen
Investment
Management
Company, LLC

NASDAQ Symbol:

·  ERPXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to provide current income consistent with stability of principal and liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market instruments (high quality, short-term debt securities), which include notes, bonds, debentures, commercial paper, interests in bank loans to companies, certificates of deposit, bankers’ acceptances and repurchase agreements determined by the investment advisor to present minimal credit risk. In addition, the Fund may invest in U.S. Treasury obligations. The Fund may also invest in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) of by foreign branches of U.S. banks.

The portfolio manager focuses on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Participant shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Participant Shares (%) 1

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.57	5.49	5.11	6.43	4.21	1.75	0.79	0.75	2.56	4.47

Best Quarter:	4th Quarter 2000	+ 1.65%[1]
Worst Quarter:	3rd Quarter 2003	+ 0.10%
Year-to-date total return as of 3/31/2007 is +1.16%.

The next table lists the Fund’s average annual total return for Participant shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006) 1

	Inception Date of Class	1 year	5 year	10 year	Performance Since 12/2/1993
Participant	6/13/2003	4.47%	2.05%	3.69%	4.04%
3-Mo. T-Bill [2]		4.85%	2.43%	3.80%	4.11%

1.  Historical performance shown for Participant shares prior to their inception is based on the performance of Institutional shares. Historical performance for Institutional shares, prior to 6/10/2002, is based on the performance of Institutional shares of the Fund's predecessor fund, Wachovia Prime Cash Management Fund. Institutional shares are not offered in this prospectus. These historical returns for Participant shares have not been adjusted to reflect the effect of the class’ 12b-1 fee. These fees are 0.50% for Participant shares. Institutional shares pay no 12b-1 fee. If these fees had been reflected, returns would have been lower.

2.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain the Fund's current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Participant
Management Fees	0.19%
12b-1 Fees	0.50%
Other Expenses	0.11%
Total Annual Fund Operating Expenses [3]	0.80%

3.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.70% for Participant Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Participant
1 year	$ 82
3 years	$ 255
5 years	$ 444
10 years	$ 990

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 2/28/2007, the aggregate advisory fee paid to EIMC by each Fund was as follows:

Fund	% of the Fund's average daily net assets
Institutional Money Market Fund	0.09%
Institutional Municipal Money Market Fund	0.11%
Institutional Treasury Money Market Fund	0.11%
Institutional U.S. Government Money Market Fund	0.12%
Prime Cash Management Money Market Fund	0.09%

For a discussion regarding the considerations of the Funds' Board of Trustees for approving each Fund's advisory arrangements, please see each Fund's Annual Report for the fiscal year ended February 28, 2007.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001, through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. For Institutional Municipal Money Market Fund, the NAV is normally calculated at 4:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. For every other Fund, the NAV is normally calculated at 5:00 p.m. ET on each day the NYSE is open for regular trading. The Evergreen funds reserve the right to adjust the time that a Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received in good order and all required information is provided. A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund values its investments at amortized cost, which approximates market value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.847.5397. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

After choosing a Fund, you select a share class. The Funds offer Participant shares in this prospectus.

Participant shares are sold without a front-end or deferred sales charge. The minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

Institutional investors may buy shares through broker-dealers, banks and certain other financial intermediaries, or directly through the Fund’s distributor, Evergreen Investment Services, Inc. (EIS).

HOW TO BUY SHARES

Method	Opening an Account	Adding to an Account
By Phone or Wire

  Call 1.800.847.5397 to set up an account number and get wiring instructions.
  Instruct your bank to wire or transfer your purchase (they may charge a wiring fee).
  Complete the account application and mail to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

  Evergreen Investments
  30 Dan Road
  Canton, MA 02021-2809

  Call 1.800.847.5397 between 8 a.m. and 6 p.m. ET, on any business day to speak with an Evergreen funds service representative.
  You can request a purchase by Federal Funds Wire (offers immediate access to funds).

By Exchange

  You can make an additional investment by exchange from an existing Evergreen funds account by contacting your investment professional, by contacting our Client Services representatives at 1.800.847.5397 or by visiting our Web site at EvergreenInvestments.com. [1]
  You can only exchange shares from your account within the same class and under the same registration.
  There is no sales charge or redemption fee when exchanging funds within the Evergreen funds family.
  Orders placed before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional Municipal Money Market Fund) will be processed at that day's closing share price. Orders placed after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee. (See "Redemption Requests That Require A Medallion Signature Guarantee" under How to Redeem Shares.)

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

HOW TO REDEEM SHARES

You should place redemption requests as early in the day as possible and provide advance notice of large redemptions to Evergreen funds at 1.800.847.5397.

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

Methods	Requirements
Call Us

  Call 1.800.847.5397 between 8 a.m. and 6 p.m. ET, on any business day, to speak with an Evergreen funds service representative.
  This service must be authorized ahead of time, and is only available for regular accounts. [1]
  All authorized requests made before the Fund's closing time (usually 5 p.m. ET on market trading days for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund and 4 p.m. ET on market trading days for Institutional Municipal Money Market Fund) will be processed at that day's closing price. Requests made after the Fund's closing time will be processed using the next net asset value calculated. [2]
  Payment for redeemed shares is normally made by Federal Funds Wire to the commercial bank on your account application. We can also:
    electronically transmit the proceeds into your bank account via the Automated Clearing House service mail you a check
    send proceeds to another bank account other than the commercial bank designated on your account application if you provide a medallion signature guaranteed request signed by all account owners requesting the proceeds be wired to a specific bank address.
  All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us

  You can mail a redemption request to:

Postal Service Address:

Evergreen Investments
P.O. Box 8400
Boston, MA 02266-8400

Overnight Address:

    Evergreen Investments
    30 Dan Road
    Canton, MA 02021-2809
  Your letter of instructions must:
    list the Fund name and the account number
    indicate the number of shares or dollar value you wish to redeem be signed by the registered owner(s).
  See "Redemption Requests That Require a Medallion Signature Guarantee" below for requests that must be signature guaranteed.

Other Ways to Redeem	You may also redeem your shares by contacting your investment professional. These investment professionals may charge a fee for this service.

1.  Please be advised that once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege, including to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the Fund.

2.  The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EIS. The Fund has approved the acceptance of purchase and redemption request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees as long as these orders are received by these entities prior to the close of regular business. These financial service firms may charge transaction fees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

Timing of Proceeds

Redemption requests received in good order prior to 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, if by Federal Funds Wire, will be completed the same day. Redemption requests received in good order prior to 12 Noon ET for Institutional Municipal Money Market Fund, if by Federal Funds Wire, will be completed the same day. All other redemption requests will normally be completed on the next business day after we receive your request; however, we reserve the right to wait up to ten business days to redeem any investments made by check or ACH transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if the account balance falls below the initial minimum amount.

Redemption Requests That Require a Medallion Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion signature guarantee can be obtained from such entities as those listed below. A notary public is not authorized to provide a Medallion signature guarantee. Only the most current medallion issued by the Securities Transfer Agent Medallion Program, Inc. will be accepted. For additional information about a Medallion signature guarantee, please contact your financial advisor or call Evergreen. The following circumstances require Medallion signature guarantees:

  You want the proceeds transmitted into a bank account not listed on the account.
  You want the proceeds payable to anyone other than the registered owner(s) of the account.
  Either your address or the address of your bank account has been changed within 30 days.
  The account is registered in the name of a fiduciary corporation or any other organization.
  In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide a Medallion Signature Guarantee:

  Commercial Bank
  Trust Company
  Savings Association
  Credit Union
  Member of a U.S. Stock Exchange

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund’s price, yield or total return; or order a statement or duplicate tax form.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

Shareholders whose purchase of shares of a Fund is accepted at or before 12 p.m. ET for Institutional Municipal Money Market Fund; and at or before 5:00 p.m. ET for Institutional Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day ("Cut-off Time"). The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to us at Evergreen Investments, P.O. Box 8400, Boston, MA 02266-8400, or call 1.800.847.5397 to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15%, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells for a gain a security that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells for a gain a security that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Special Notice Regarding Tax Treatment of Municipal Bonds. The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state's ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court's decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Funds, as taxable income at the state and local levels in response to the Court's decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Funds, to be significantly and adversely affected.

Gains/Losses You Realize When You Sell or Exchange Shares. When you sell shares in a Fund, whether by selling or exchanging, you have created a taxable event. You must report any resulting gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and sale for tax purposes.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUNDS' FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Distribution and/or Service (Rule 12b-1) Fees

The Trustees of the Evergreen funds have approved a distribution plan permitting the Funds to pay 12b-1 fees at an annual rate of up to 0.75% of the average daily net assets of Participant shares. However, currently the 12b-1 fees of Participant shares are limited to 0.50% of the average daily net assets of the class. These fees increase the cost of your investment. The Funds may use 12b-1 fees to compensate the Funds' distributor for services it provides and the expenses it incurs in the promotion and distribution of shares of the Funds, including payments to broker-dealers and financial intermediaries for distribution and shareholder services.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of each of the Funds is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in each Fund is reduced by the fees and expenses paid by each Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) each Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, recipients of these payments may include Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative at 1.800.847.5397 for a listing of financial services firms with whom we have such arrangements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which are available upon request.

Institutional Money Market Fund

Year Ended February 28
PARTICIPANT SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.63%	2.95%	1.00%	0.55%	1.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 72,771	$ 37,038	$ 208,689	$ 144,513	$ 145,570
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.68%	0.61%	0.71%	0.71%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.70%	0.70%	0.71%	0.71%	0.71%
Net investment income (loss)	4.56%	2.55%	1.04%	0.55%	1.20%

1.  Year ended February 29.

Institutional Municipal Money Market Fund

Year Ended February 28,
PARTICIPANT SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.03	0.02	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	- 0.03	- 0.02	- 0.01	- 0.01	- 0.01

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	2.95%	2.05%	0.79%	0.51%	1.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,159	$ 10,988	$ 92,940	$ 57,298	$ 30,334
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.72%	0.71%	0.72%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.72%	0.72%	0.71%	0.72%	0.72%
Net investment income (loss)	2.85%	1.85%	0.81%	0.49%	0.92%

1.  Year ended February 29.

Institutional Treasury Money Market Fund

Year Ended February 28,
PARTICIPANT SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01
Distributions to shareholders from
Net investment income	- 0.04	- 0.03	- 0.01	0 [2]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.37%	2.74%	0.85%	0.40%	1.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 56,577	$ 105,474	$ 222,314	$ 367,155	$ 350,527
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.70%	0.71%	0.70%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.72%	0.70%	0.71%	0.70%	0.70%
Net investment income (loss)	4.20%	2.56%	0.82%	0.40%	1.03%

1.  Year ended February 29.

2.  Amount represents less than $0.005 per share.

Institutional U.S. Government Money Market Fund

Year Ended February 28,
PARTICIPANT SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.04	0.03	0.01	0	0.01
Distributions to shareholders from
Net investment income	- 0.04	- 0.03	- 0.01	0 [2]	- 0.01
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.42%	2.79%	0.90%	0.44%	1.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 46,348	$ 259,175	$ 245,030	$ 298,590	$ 298,567
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.73%	0.73%	0.72%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.73%	0.72%	0.72%
Net investment income (loss)	4.17%	2.79%	0.88%	0.42%	0.97%

1.  Year ended February 29.

2.  Amount represents less than $0.005 per share.

Prime Cash Management Money Market Fund

Year Ended February 28,
PARTICIPANT SHARES	2007	2006	2005	2004 [1]
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.01	0
Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.01	0 [2]
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	4.63%	2.89%	0.96%	0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 28,973	$ 22,927	$ 24,043	$ 34,032
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.74%	0.74%	0.74%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.79%	0.81%	0.84%	0.93%[3]
Net investment income (loss)	4.47%	2.84%	0.92%	0.42%[3]

1.  For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.

2.  Amount represents $0.005 per share.

3.  Annualized

OTHER FUND PRACTICES

Although not a principal investment strategy, Prime Cash Management Money Market Fund may invest in short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage backed securities, asset-backed securities, and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

In addition, taxable securities in which Institutional Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical ratings organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Please consult the SAI for more information regarding these and other investment practices used by the Funds, including related risks.

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. Investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. EIMC expects to manage the Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Fund.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.847.5397 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

  Institutional Money Market Fund
  Institutional Municipal Money Market Fund
  Institutional Treasury Money Market Fund
  Institutional U.S. Government Money Market Fund
  Prime Cash Management Money Market Fund

Evergreen Express Line

Call 1.800.346.3858

  check your account
  order a statement
  get a Fund’s current price, yield and total return
  buy, redeem or exchange Fund shares

Shareholder/Investor Services

Call 1.800.847.5397

Monday-Friday, 8 a.m. to 6 p.m. ET to

  buy, redeem or exchange Fund shares
  order applications
  get assistance with your account
  obtain a Fund's current yield information

Write us a letter

·  Evergreen Investments

·  P.O. Box 8400

·  Boston, MA 02266-8400

  to buy, redeem or exchange Fund shares
  to change the registration on your account
  for general correspondence

For express, registered or certified mail

·  Evergreen Investments

·  30 Dan Road

·  Canton, MA 02021-2809

Visit us on-line

·  EvergreenInvestments.com

Regular communications you will receive
Account Statements — You will receive quarterly statements for each Fund you invest in. Please review and promptly notify Evergreen Investments of any inaccuracies.

Confirmation Notices — A confirmation of your transaction is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semiannual Reports — You will receive a detailed financial report twice a year on each Fund in which you invest.

Tax Forms — Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Institutional Money Market Funds, Ask for:

  Each Fund's most recent Annual or Semiannual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date.
  The Statement of Additional Information (SAI), which contains more detailed information about the Funds and their policies and procedures. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Funds (including their SAIs) is also available, without charge, on the SEC's Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.,

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 558064 RV7 (7/07)

·  Evergreen Investments

·  200 Berkeley Street

·  Boston, MA 02116-5034

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART A

PROSPECTUS

COMMONFUND SECURITIES

(Evergreen Institutional Money Market Fund – Institutional Shares)

July 1, 2007

Evergreen
Commonfund Securities, Inc.

Evergreen Institutional Money Market Fund
Institutional

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks
Evergreen Institutional Money Market Fund

GENERAL INFORMATION:

The Fund's Investment Advisor
Pricing
How to Choose an Evergreen Fund
How to Buy and Redeem Shares
Dividends and Distributions
Taxes
More Information about the Fund's Fees and Expenses
Financial Highlights
Other Fund Practices
Index Descriptions

Fund Summary Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's investment goal? You can find information about how the Fund seeks to achieve its investment goal by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment goal without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

RISK FACTORS

What are the principal risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

FEES AND EXPENSES

How much does it cost to invest in the Fund?

Overview of Fund Risks

Institutional Money Market Fund

typically relies on a combination of the following strategies:

  attempting to maintain $1.00 per share net asset value;
  investing in high quality, short-term money market instruments, including U.S. government securities; and
  selling a portfolio investment: i) when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate; ii) to take advantage of other yield opportunities; iii) when the investment no longer appears to meet the Fund's investment goal; iv) when the Fund must meet redemptions; or v) for other investment reasons which a portfolio manager deems appropriate.

may be appropriate for investors who:

  are seeking a conservative investment with low volatility;
  are seeking a fund for short-term investment; and
  are seeking liquidity.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:

  not guaranteed to achieve its investment goal;
  not a deposit with a bank;
  not insured, endorsed or guaranteed by the FDIC or any government agency; and
  subject to investment risks.

The following are some of the most important risks affecting your investment in a Fund. Other risks may be described in the discussion following this overview.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of the Fund's investments in debt securities and its yield may decline. If interest rates go down, interest earned by the Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk. Some debt securities give the issuer the option to call or redeem the security before its maturity date. If an issuer calls or redeems the security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk

Credit risk refers to the possibility that the issuer of a security held by a Fund or the counterparty to a contract with a Fund may not be able to pay interest and principal when due or otherwise honor its obligations. If an issuer defaults, or if the credit quality of an investment deteriorates or is perceived to deteriorate, the value of the investment could decline. Credit risk is generally greater for zero coupon bonds and other investments that are required to pay interest only at maturity rather than at intervals during the life of the investment. Credit risk will be heightened if a Fund invests in debt securities with medium- and lower-rated credit quality ratings.

Municipal Securities Risk

Municipal bonds are investments of any maturity issued by states, public authorities or political subdivisions to raise money for public purposes. There is generally less public information available for municipal securities compared to corporate equities or bonds, and the investment performance of a Fund holding municipal bonds may therefore be more dependent on the analytical abilities of the Fund’s advisor. Certain municipal securities are general obligations of a state or other government entity supported by its taxing powers. These general obligations are typically payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. Other municipal securities are special revenue obligations, which are payable from revenue earned by a particular project or other revenue source. Investors can look only to the revenue generated by the project or the operator of the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue. A Fund may make significant investments in a single issue or a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund's shares to change more than the value of shares of funds that invest more broadly. The values of municipal bonds may rise or fall in response to a number of factors affecting their issuers, including political or fiscal events, legislative changes, and the enforceability of rights of municipal bond holders. The values of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. In addition, the municipal securities held by the Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt. If those requirements are not met, the interest received and distributed to shareholders by the Fund may be taxable. In addition, changes in federal or state tax laws may cause the prices of municipal securities to fall. Certain municipal securities may be highly illiquid, making them difficult to value or dispose of at favorable prices.

Institutional Money Market Fund

FUND FACTS:

Goals:

·  High Current Income

·  Preservation of Capital

·  Liquidity

Principal Investment:

·  Money Market Securities

Class of Shares Offered in this Prospectus:

·  Institutional

Investment Advisor:

·  Evergreen Investment Management Company, LLC

NASDAQ Symbol:

·  EMIXX

Distribution Payment Schedule:

·  Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in ''Overview of Fund Risks'' on page 2.

The Fund invests principally in money market securities, including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper, municipal securities and repurchase agreements determined by the investment advisor to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations. The Fund may invest up to 30% of its assets in bank obligations such as bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks.

The portfolio managers focus primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities with shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days, unless such security has a maturity shortening feature which reduces the final maturity to no greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in ''Overview of Fund Risks'' on page 2 under the headings:

  Interest Rate Risk
  Credit Risk
  Municipal Securities Risk

The debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, in which a fund invests, typically include mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations ("CMOs") issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal Home Loan Banks ("FHLB"). Securities issued by Ginnie Mae, but not those issued by Fannie Mae, Freddie Mac or the FHLB, are backed by the full faith and credit of the U.S. government. Fannie Mae, Freddie Mac and FHLB, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. government and are supported only by the credit of the issuer itself. In general, securities issued by the U.S. government sponsored entities are neither insured nor guaranteed by the U.S. Treasury.

If the Fund invests in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks, it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S. Foreign settlement procedures and trade regulations may involve increased risk (such as delay in payment or delivery of securities) or risks not present in the settlement of domestic investments. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the value of a Fund’s investments in certain foreign countries.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses and the reinvestment of all dividends and distributions.

Year-by-Year Total Return for Institutional Shares (%)

1997	1998	1999	2000	2001	2002	2003	2004	2005	2006
5.70	5.63	5.25	6.46	4.26	1.86	1.11	1.31	3.12	5.00

Best Quarter:	4th Quarter 2000	+ 1.66%
Worst Quarter:	1st Quarter 2004	+ 0.24%
Year-to-date total return as of 3/31/2007 is +1.29%.

The next table lists the Fund’s average annual total return for Institutional shares over the past one-, five- and ten-year periods and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill). Please see "Index Descriptions" at the back of this prospectus. Performance information for an index does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2006)

	Inception Date of Class	1 year	5 year	10 year	Performance Since 11/19/1996
Institutional	11/19/1996	5.00%	2.47%	3.95%	3.97%
3-Mo. T-Bill [1]		4.85%	2.43%	3.80%	3.82%

1.  Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

To obtain current 7-day yield information call 1.800.847.5397.

FEES AND EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2007.

You pay no shareholder transaction fees to the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional
Management Fees	0.11%
12b-1 Fees	0.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses [2]	0.20%

2.  The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 0.18% for Institutional Shares.

The example below is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

After:	Institutional
1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $104.8 billion in assets for the Evergreen funds as of 12/31/2006. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. EIMC is a subsidiary of Wachovia Corporation (Wachovia), the fourth largest bank holding company in the United States, with over $707 billion in consolidated assets as of 12/31/2006. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

For the fiscal year ended 2/28/2007, the aggregate advisory fee paid to EIMC by the Fund was 0.09% of the Fund's average daily net assets.

For a discussion regarding the considerations of the Fund's Board of Trustees for approving the Fund's advisory arrangement, please see the Fund's Annual Report for the fiscal year ended February 28, 2007.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. (EIS) and Evergreen Service Company, LLC (ESC) (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (SEC) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001, through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

PRICING

CALCULATING A FUND'S SHARE PRICE

The value of one share of a Fund, also known as the net asset value (NAV), is calculated by adding up the Fund's total assets, subtracting all liabilities, and then dividing the result by the total number of shares outstanding. A separate NAV is calculated for each class of shares of a Fund. The NAV is normally calculated at 5:00 p.m. ET on each day the New York Stock Exchange (NYSE) is open for regular trading. The Evergreen funds reserve the right to adjust the time that the Fund calculates its NAV if the NYSE closes earlier than 4:00 p.m. ET or under other unusual circumstances.

The price per share that you pay when you purchase shares of a Fund, or the amount per share that you receive when you sell shares of a Fund, is based on the next NAV calculated after your purchase or sale order is received in good order and all required information is provided. A Fund seeks to maintain a constant NAV of $1.00 per share.

VALUING A FUND'S INVESTMENTS

Each Fund values its investments at amortized cost, which approximates market value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

  Most importantly, read the prospectus to see if the Fund is suitable for you.
  Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading a fund's prospectus. He or she can also assist you through all phases of opening your account.
  Request any additional information you want about a fund, such as the SAI, Annual Report or Semiannual Report by calling 1.800.847.5397. In addition, any of these documents may be downloaded off our Web site at EvergreenInvestments.com.

HOW TO BUY AND REDEEM SHARES

Institutional shares of the Fund are sold at NAV. You can buy and redeem your Institutional shares of the Fund at NAV through Commonfund Securities, Inc. (Commonfund), as described below, on any day the NYSE is open pursuant to the Fund's procedures.

Purchasing Shares

To open an account, please send your completed New Account Application to Commonfund Securities, Inc. (ATTN: Account Services), 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812. All investments by institutions must be made by wire or Automated Clearing House (ACH).

Please call Commonfund at 1.888.TCF.FUND to let them know that you intend to make an investment. You will need to instruct your bank to wire federal funds or electronically transfer funds through the ACH to Bancorp, ABA #031101114; Account #0011001338; Further Credit: TA2Bancorp, shareholder name and shareholder account number must be specified; alternatively, in the event that Bancorp is not available, you may wire federal funds to Investors Bank & Trust Company (IBT); ABA #011001438; Account #020103345; Further Credit: Evergreen IMMF, shareholder name and shareholder account number must be specified.

Acceptance of Subscriptions

In order for your purchase to be processed on the trade date, your order must be received in good order prior to 3:00 p.m. Eastern time. To be in good order, Bancorp (or IBT) must receive your purchase order and funds by 3:00 p.m. Eastern time. A purchase order will be rejected if Bancorp (or IBT) does not receive funds by 3:00 p.m. Eastern time, or if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

Telephone Transactions

Purchasing or redeeming Institutional shares over the telephone is extremely convenient, but not without risk. Although Commonfund and IBT have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, neither Commonfund, IBT nor the Fund is responsible for any losses or costs incurred by following telephone instructions reasonably believed to be genuine. If you or your financial institution transact with Commonfund by telephone, you will generally bear the risk of any loss.

Redeeming Shares

You may redeem your shares on any business day by contacting Commonfund by mail at Commonfund Securities, Inc.(ATTN: Account Services), 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812 or by telephone (1.888.TCF.FUND). The redemption price of each share will be the NAV next determined after a Fund receives your request in good order. To be in good order, your redemption request must be received by 3:00 p.m. Eastern time. Payments in redemption will be made by wire transfer to the account designated in your New Account Application.

By Mail — If you wish to redeem Institutional shares by mail, send a letter to Commonfund with your name and account number, the Fund name and the amount of your request. All letters must be signed by the owner(s) of the account. In certain circumstances, additional documentation may be required. You may obtain additional details by calling 1.888.TCF.FUND.

By Telephone — When filling out your New Account Application, you are given the opportunity to establish telephone redemption privileges.

Suspension of Your Right to Redeem Shares —The Fund may suspend your right to redeem shares if the NYSE restricts trading, the Securities and Exchange Commission (SEC) declares an emergency, or for such other periods as the SEC may by order permit.

Receiving Your Money

Normally, your redemption proceeds will be sent out on the same business day if Commonfund has received your redemption request by 3:00 p.m. Eastern time. In unusual circumstances, it may take up to seven days. Proceeds will be wired to your properly designated account at a financial institution.

DIVIDENDS AND DISTRIBUTIONS

A mutual fund distributes to its shareholders the net income and gain it receives from its investments in two forms: dividends and capital gains distributions. Dividends are derived from the dividends, interest and other income that a mutual fund receives from its investments. Capital gains are realized when a mutual fund sells an investment for a gain.

Distribution Payment Schedule. The frequency of dividend distributions for a Fund is listed under its Fund Facts section in the Fund Risk/Return Summary. A Fund usually distributes long-term capital gains, if any, at least once a year, near the end of the calendar year.

Shareholders whose purchase of shares of the Fund is accepted at or before 5:00 p.m. Eastern time on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day ("Cut-off Time"). The Fund must receive payment for the shares in its designated bank account prior to the close of the Federal Reserve on the day the trade is accepted. Shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

Distribution Options. Unless you choose otherwise on the account application, all dividend, capital gain and other distribution payments made to you by a Fund will be reinvested in additional shares of the Fund. Other options are:

  to reinvest dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration automatically, with capital gains reinvested in the original Fund;
  to reinvest capital gains but receive all ordinary income dividend distributions in cash; or
  to receive all distributions in cash.

You may write to Commonfund Securities, Inc. (ATTN: Account Services), 15 Old Danbury Road, P.O. Box 812, Wilton, CT 06897-0812, or call 1.888.TCF.FUND to change options. If you purchase shares through your employer's retirement plan, the terms of the plan may govern the reinvestment of distributions from the Fund.

When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the next-calculated NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

Generally, as described in more detail below, a shareholder may be taxed in two ways:

  On Fund distributions (dividends and capital gains).
  On any gain made when shares are sold or exchanged.

Exceptions may exist for certain shareholders:

  If you invest in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.
  Because Evergreen Money Market Funds seek to maintain a stable net asset value, the sale or exchange of money market shares is typically not a taxable event.
  Because the income received by Evergreen Bond Funds or Evergreen Money Market Funds generally does not include corporate dividends, the discussion below regarding qualified dividend income will generally not apply to such funds.
  Dividends, but not capital gains, distributed by Evergreen Municipal Bond Funds and Evergreen Municipal Money Market Funds are generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income tax. To the extent that dividends distributed by such funds are not exempt from federal income tax, the following discussion applies.

Fund Distributions. When a Fund distributes dividends or capital gains to you, you must pay any taxes due, whether you receive these distributions in cash or elect to have them reinvested.

Dividends may be treated in two different ways for federal income tax purposes, as ordinary income or as qualified dividend income. Certain income received by the Fund and distributed to you as a dividend may constitute qualified dividend income, which is currently taxed at a rate no higher than 15%, provided that the Fund and its shareholders meet certain holding period and other requirements with respect to the underlying stock and the shareholder's Fund shares, respectively. In addition, in order for dividends received by the Fund from a foreign corporation to constitute qualified dividends, the relevant foreign country must have a tax treaty with the U.S. and the foreign corporation must satisfy certain additional requirements. If the dividends paid to you do not constitute qualified dividend income, you must report them as ordinary income, meaning that they will be taxed at your maximum marginal income tax rate.

When a mutual fund sells for a gain a security that it held for a year or less, the gain is considered short-term, and when distributed to you, it will be taxed as ordinary income at your maximum marginal income tax rate. When a mutual fund sells for a gain a security that it held for more than a year, the gain is considered long-term, and when distributed to you, it will currently be taxed at a rate no higher than 15%.

Special Notice Regarding Tax Treatment of Municipal Bonds. The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state's ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court's decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Funds, as taxable income at the state and local levels in response to the Court's decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Funds, to be significantly and adversely affected.

Gains/Losses You Realize When You Sell or Exchange Shares.When you sell shares in a Fund, whether by selling or exchanging, you have created a taxable event. You must report any resulting gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and sale for tax purposes.

Tax Reporting. ESC or your broker provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the ESC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans. You may invest in an Evergreen fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

MORE INFORMATION ABOUT THE FUND'S FEES AND EXPENSES

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

An investment in an Evergreen mutual fund is subject to the following on-going fees, which reduce the overall return earned by an investor:

Management Fee

The management fee is paid by the Fund to the investment advisor for investment advisory services. These services include day-to-day management of each Fund’s portfolio of investments.

Other Expenses

Mutual funds pay a variety of other fees and expenses in connection with their operations, including, for example, administrative service fees, transfer agency fees, shareholder servicing fees, custody fees, audit fees and legal fees.

Total Annual Fund Operating Expenses

The expense ratio of the Fund is shown in the section entitled "Fees and Expenses." These expenses are paid by the Fund and reduce the performance results for the share class to which they apply. Because these expenses are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. Some key things to remember about expense ratios include: (i) your total return in the Fund is reduced by the fees and expenses paid by the Fund; (ii) expense ratios can vary greatly between funds and fund families; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

Additional Compensation to Financial Services Firms

EIMC or EIS has entered into revenue sharing arrangements under which EIMC or EIS, as the case may be, makes payments to financial services firms that are intended to provide incentives for the sale of shares of Evergreen funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from EIMC’s or EIS’s resources, as the case may be, and are in addition to any front-end sales charges, up-front commissions, 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm. In some cases, recipients of these payments may include Evergreen funds on a "preferred list." Please contact your investment professional for more details regarding these arrangements. Please contact an Evergreen funds service representative at 1.800.847.5397 for a listing of financial services firms with whom we have such arrangements.

EIMC has entered into an arrangement with Commonfund for marketing support whereby EIMC pays Commonfund 0.07% of the Fund's average daily net assets that are attributable to Commonfund customers.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a Fund shareholder understand the Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Institutional Money Market Fund

Year Ended February 28,
INSTITUTIONAL SHARES	2007	2006	2005	2004 [1]	2003
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income (loss)	0.05	0.03	0.02	0.01	0.02

Distributions to shareholders from
Net investment income	- 0.05	- 0.03	- 0.02	- 0.01	- 0.02

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return	5.15%	3.47%	1.51%	1.05%	1.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$ 14,239,628	$ 12,037,126	$ 10,534,653	$ 13,392,535	$ 19,297,892
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.18%	0.13%	0.21%	0.21%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.20%	0.22%	0.21%	0.21%	0.21%
Net investment income (loss)	5.03%	3.46%	1.46%	1.06%	1.70%

1.  Year ended February 29.

OTHER FUND PRACTICES

Short-Term Trading

Excessive short-term trading by investors in a Fund's shares can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of, or otherwise have a negative impact on, the value of the Fund's shares held by long-term shareholders. Investors may invest in the Fund for short-term purposes and purchase and sell shares of the Fund more frequently than they might shares of another type of mutual fund. EIMC expects to manage the Fund's portfolio in light of anticipated frequent purchase and sale activity in order to limit any adverse effect on the Fund.

To limit the negative effects of short-term trading on the Fund, the Fund's Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen fund, that investor is "blocked" from purchasing shares of that fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

  Money market funds;
  Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;
  Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;
  Rebalancing transactions within certain asset allocation or "wrap" programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;
  Purchases by a "fund of funds" into the underlying fund vehicle and purchases by 529 Plans;
  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and shares acquired or sold by a participant in connection with plan loans; and
  Purchases below $5,000 (including purchases that are a part of an exchange transaction).

While the Fund will not monitor trading activity outside the policy above, the Fund reserves the right to reject any purchase or exchange, to terminate an investor's investment or exchange privileges or to seek additional information, if the Fund determines in its sole discretion that trading activity by the investor may be detrimental to the interests of long-term shareholders. In considering whether trading activity may be detrimental to the interests of long-term shareholders, the Fund considers a number of factors, such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

There are certain limitations on the Fund's ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have timely access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund's short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediaries are applying the Fund's short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund's trading restrictions may occur despite the Fund's efforts to prevent them.

Portfolio Holdings

A Fund makes available to the public, approximately 15 calendar days after the end of the calendar quarter, a complete listing of its portfolio holdings as of the quarter end. This information is posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Evergreen funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end. For more information about the Evergreen funds' policies and procedures with respect to the disclosure of portfolio holdings, see "Policy for Dissemination of Portfolio Holdings" in the SAI.

Privacy

EIMC and its affiliates are dedicated to providing you with the highest level of service and protecting your privacy. As technology transforms the way information is collected and distributed, we want you to know that we have implemented a number of industry-leading practices for safeguarding the privacy and security of financial information about you. EIMC and its affiliates employ safeguards to protect customer information and to prevent fraud. EIMC and its affiliates do not sell customer information to other companies for marketing purposes. For more information, visit our Web site at EvergreenInvestments.com or call 1.800.343.2898 to speak to an Evergreen funds service representative.

INDEX DESCRIPTIONS

Index	Description	Funds
Merrill Lynch 3-Month U.S. Treasury Bill Index (3 Mo. T-Bill)

The 3 Mo. T-Bill is an unmanaged index comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date.

Institutional Money Market Fund

For More Information About Evergreen Institutional Money Market Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund’s portfolio holdings as of a specific date.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus, which means that its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of these documents, call 1.800.847.5397 or ask your investment professional. We will mail material within three business days. In addition, any of these documents may be downloaded, free of charge, off our Web site at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available, without charge, on the SEC’s Internet Web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.551.8090.

·  Evergreen mutual funds are distributed by Evergreen Investment Services, Inc., the Fund's principal underwriter

·  200 Berkeley Street, Boston, MA 02116-5034.

·  Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007. 50000 RV1 (7/07)

SEC File No.: 811-08405

EVERGREEN SELECT MONEY MARKET TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

EVERGREEN SELECT MONEY MARKET TRUST

200 Berkeley Street

Boston, Massachusetts 02116

1.800.343.2898

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2007

Evergreen Institutional 100% Treasury Money Market Fund (“Institutional 100% Treasury Fund”)

Evergreen Institutional Money Market Fund (“Institutional Money Market Fund”)

Evergreen Institutional Municipal Money Market Fund (“Institutional Municipal Fund”)

Evergreen Institutional Treasury Money Market Fund (“Institutional Treasury Fund”)

Evergreen Institutional U.S. Government Money Market Fund (“Institutional U.S. Government Fund”)

Evergreen Prime Cash Management Money Market Fund (“Prime Cash Management Fund”)

(Each a “Fund”; together, the “Funds”)

Each Fund is a series of an open-end management investment company known as

Evergreen Select Money Market Trust (the “Trust”).

This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds.  It is not a prospectus but should be read in conjunction with the prospectuses dated July 1, 2007, as amended from time to time, for the Fund in which you are making or contemplating an investment. Shares of the Funds are offered through five prospectuses, with the following exceptions, if any, for each of the following share classes: Institutional and Institutional Service shares (all Funds); Investor and Participant shares (all Funds except Institutional 100% Treasury Fund); and Administrative shares (all Funds except Institutional 100% Treasury Fund and Institutional U.S. Government Fund). Institutional shares of Institutional Money Market Fund are also offered through Commonfund Securities, Inc. in a separate prospectus.  The information in Part 1 of this SAI is specific information about the Funds described in the prospectuses.  The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

Certain information may be incorporated into this document by reference to each Fund’s Annual Report dated February 28, 2007.  You may obtain a copy of each Fund’s prospectus, Annual Report, Semiannual Report and SAI without charge by calling 1.800.343.2898 or by downloading it from EvergreenInvestments.com.

PART 1

TRUST HISTORY............................................................................................................................. 1-1

INVESTMENT POLICIES.................................................................................................................. 1-1

OTHER SECURITIES AND PRACTICES............................................................................................. 1-3

PRINCIPAL HOLDERS OF FUND SHARES........................................................................................ 1-4

EXPENSES................................................................................................................................... 1-12

SERVICE PROVIDERS................................................................................................................... 1-16

FINANCIAL STATEMENTS.............................................................................................................. 1-18

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................................... 2-1

PURCHASE AND REDEMPTION OF SHARES................................................................................. 2-23

PRICING OF SHARES.................................................................................................................... 2-25

PRINCIPAL UNDERWRITER........................................................................................................... 2-26

DISTRIBUTION EXPENSES UNDER RULE 12b-1.............................................................................. 2-27

TAX INFORMATION........................................................................................................................ 2-33

BROKERAGE................................................................................................................................ 2-36

ORGANIZATION............................................................................................................................. 2-38

INVESTMENT ADVISORY AGREEMENT......................................................................................... 2-39

MANAGEMENT OF THE TRUST...................................................................................................... 2-40

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS............................................................. 2-46

CORPORATE AND MUNICIPAL BOND RATINGS............................................................................. 2-47

ADDITIONAL INFORMATION........................................................................................................... 2-57

PROXY VOTING POLICY AND PROCEDURES...................................................................... Appendix A

PART 1

TRUST HISTORY

The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. Each Fund is a diversified series of the Trust.  A copy of the Trust’s Agreement and Declaration of Trust, as amended, is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

            Effective December 15, 2006, Institutional Money Market Fund, Institutional Treasury Fund, Institutional U.S. Government Fund and Prime Cash Management Fund liquidated their Resource and Reserve share classes.  Effective November 12, 2004, Institutional Municipal Fund liquidated its Resource and Reserve share classes and Institutional U.S. Government Fund liquidated its Administrative share class.

INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

            Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  In some cases, an explanation beneath a fundamental policy describes the Fund’s practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund’s practices may be changed accordingly without a shareholder vote.  Unless otherwise stated, all references in this section to the assets of the Fund are in terms of current market value.

1.         Diversification

Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

            Further Explanation of Diversification Policy:

To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase.  The 5% and 10% limitations do not apply to (1) a Fund’s assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (“U.S.”) government or its agencies or instrumentalities, and (3) shares of other investment companies.

2.         Concentration

Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, or in the case of Institutional Money Market Fund, domestic bank money instruments).

Further Explanation of Concentration Policy:

Each Fund does not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3.         Issuing Senior Securities

Except as permitted under the 1940 Act, each Fund may not issue senior securities.

4.         Borrowing

Each Fund may not borrow money, except to the extent permitted by applicable law.

Further Explanation of Borrowing Policy:

            Under the 1940 Act generally, each Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and each Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes.   Each Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.

5.         Underwriting

            Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.         Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

Further Explanation of Real Estate Policy:

Each Fund may acquire or dispose of real estate or interests in real estate acquired through the exercise of its rights as the holder of debt obligations secured by real estate or interests therein.

7.         Commodities

Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.         Lending

Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law.  The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

            Further Explanation of Lending Policy:

To generate income and offset expenses, a Fund (except for Institutional 100% Treasury Fund) may lend portfolio securities to broker‑dealers and other financial institutions in an amount up to 33 1/3% of its total assets.  While securities are on loan, the borrower will pay the Fund any income accruing on the security.  The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high‑grade, short‑term obligations or interest bearing cash equivalents.  Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities.  The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest.  The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days.  The Fund may pay reasonable fees in connection with such loans.

The funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust ) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds , including the Funds of the Trust in accordance with Evergreen’s Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 25217-812-11592).

            9.         Investments in Federally Tax-Exempt Securities

            As appropriate the Institutional Municipal Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.

OTHER SECURITIES AND PRACTICES

For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following sections in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.”  Information provided in the sections listed below expands upon and supplements information provided in the Funds’ prospectuses.  The list below applies to all Funds except Institutional 100% Treasury Fund unless otherwise noted.  Institutional 100% Treasury Fund may only invest it U.S. Treasury securities.

Money Market Instruments

U.S. Government Agency Securities

When-Issued, Delayed-Delivery and Forward Commitment Transactions

Repurchase Agreements Reverse Repurchase Agreements Securities Lending

Derivatives

Options and Futures Strategies

Foreign Securities (applicable to Institutional Money Market Fund and Prime Cash Management Fund only)

Premium Securities

Illiquid and Restricted Securities

Investment in Other Investment Companies

Municipal Securities (applicable to Institutional Money Market Fund, Institutional Municipal Fund and Prime Cash Management Fund only)

U.S. Virgin Islands, Guam and Puerto Rico (applicable to Institutional Municipal Fund only)

Tender Option Bonds (applicable to Institutional Municipal Fund only)

Master Demand Notes

Obligations of Foreign Branches of United States Banks (applicable to Institutional Money Market Fund and Prime Cash Management Fund only)

Obligations of United States Branches of Foreign Banks (applicable to Institutional Money Market Fund and Prime Cash Management Fund only)

Inter-american Development Bank and the International Bank for Reconstruction and Development (applicable to Institutional Money Market Fund, Institutional U.S. Government Fund and Prime Cash Management Fund only)

Zero Coupon “Stripped” Bonds

Variable and Floating Rate Instruments (not applicable to Institutional Treasury Fund)

Stand-By Commitments

Notwithstanding the above, each Fund except Institutional 100% Treasury Fund may invest up to 5% of its assets in each of the securities or practices discussed in Part 2 of this SAI under “Additional Information on Securities and Investment Practices.”

                                                                                    PRINCIPAL HOLDERS OF FUND SHARES

            As of June 1, 2007, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Set forth below is information with respect to each person who, to each Fund’s knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of June 1, 2007.

Institutional 100% Treasury Fund Institutional
Wachovia Bank Trust Accounts Attn: Ginny Batten CMG-1151-2 401 S. Tryon Street, 3rd Floor Charlotte, NC 28202-1934	50.59%
Wachovia Capital Markets LLC Attn: Money Funds Mail Code NC 0675 Bldg. 1B1 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	13.84%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	10.47%
Edmund H. Nicklin, Jr. 25 Eustis Lane Ridgefield, CT 06877-6011	8.47%
Wachovia Bank Trust Accounts Attn: Ginny Batten CMG-1151-2 401 S. Tryon Street, 3rd Floor Charlotte, NC 28202-1934	6.92%
Institutional 100% Treasury Fund Institutional Service
Wachovia Bank Trust Accounts Attn: Ginny Batten CMG-1151-2 401 S. Tryon Street, 3rd Floor Charlotte, NC 28202-1934	60.48%
Wachovia Capital Markets LLC Attn: Money Funds Mail Code NC 0675 Bldg. 1B1 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	14.16%
First Clearing LLC Marc Leder and Lisa Leder 18249 Long Lake Drive Boca Raton, FL 33496-1930	5.37%
Institutional Money Market Fund Administrative
First Clearing, LLC Thomas Elmezzi Rev. Trust 185 Great Neck Road Great Neck, NY 11021-3326	12.15%
First Clearing, LLC Roman Catholic Diocese of Raleigh 715 Nazareth Street Raleigh, NC 27606-2187	9.40%
First Clearing, LLC Susi Bickley Trustee U/W Nina Ashcraft Estate Trust 1824 Hillcrest Street Fort Worth, TX 76107-3931	5.11%
Institutional Money Market Fund Institutional
Wachovia Bank Trust Accounts Attn: Ginny Batten CMG-1151-2 401 S. Tryon Street, 3rd Floor Charlotte, NC 28202-1934	19.38%
Bisys Fund Services Inc. FBO First Union Sweeps Customers Attn: Mike Bryan 3435 Stelzer Rd. Columbus, OH 43219-6004	18.73%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	16.42%
Turtle & Co. Attn: Sweep c/o State Street Bank & Trust Box 5489 Boston, MA 02206-5489	11.00%
Institutional Money Market Fund Institutional Service
Bisys Fund Services Inc. FBO First Union Sweeps Customers Attn: Mike Bryan 3435 Stelzer Rd. Columbus, OH 43219-6004	35.59%
First Union Brokerage Services Money Market Ominbus Account 301 South College Street Charlotte, NC 28202-6000	11.15%
Wachovia Capital Markets LLC Attn: Money Funds Mail Code NC 0675, Bldg 1B1 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	11.09%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	9.64%
Wachovia Bank Trust Accounts LS-15 Attn: Ginny Batten CMG-1151-2 401 S. Tryon Street, 3rd Floor Charlotte, NC 28202-1934	5.71%
Institutional Money Market Fund Investor
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	11.56%
First Clearing, LLC Concordia University at Austin 3400 N IH 35 Austin, TX 78705-2705	7.23%
First Clearing, LLC David S. Mack 2115 Linewood Ave. Suite 110 Fort Lee, NJ 07024-5022	6.97%
First Clearing, LLC Carlyon Foundation 2500 W Arthington Street Chicago, IL 60612-4108	6.51%
First Clearing Corporation Relliance Trust Co Co-TTEE FBO UA Local 393 1100 Abernathy Rd. NE Atlanta, GA 30328-5646	6.49%
Institutional Money Market Fund Participant
Wachovia Capital Markets LLC Attn: Money Funds Mail Code NC 0675, Bldg 1B1 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	10.85%
First Clearing, LLC Schuller Contractors Incorporated 8046 Presidents Dr. Suite A Orlando, FL 32809-9154	6.61%
Institutional Municipal Fund Administrative
First Clearing, LLC Nihill and Riedley Health Care 450 Plymouth Rd. Suite 400 Plymouth Mtng, PA 19462-1644	47.61%
First Clearing, LLC c/o Convington & Burling Alfred H. Moses Trust Alfred H. Moses Trustee 1201 Pennsylvania Ave, NW Washington, DC 20004-2401	7.43%
Institutional Municipal Fund Institutional
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St., 3rd Floor Charlotte, NC 28202-1934	18.09%
Bisys Fund Services Inc. FBO First Union Sweeps Customers Attn: Mike Bryan 3435 Stelzer Rd. Columbus, OH 43219-6004	11.82%
Bear Stearns Securities Crop Attn: Denise Dilorenzo-Siegel One Metrotech Center North Brooklyn, NY 11201-3870	7.73%
Institutional Municipal Fund Institutional Service
Bisys Fund Services Inc. FBO First Union Sweep Customers Attn: Mike Bryan 3435 Stelzer Rd. Columbus, OH 43219-6004	18.40%
First Clearing, LLC Michael Dening & Maria Bellew-Harvey Ten by Ent 3114 Monument Ave. Richmond, VA 23221-1457	7.16%
Institutional Municipal Fund Investor
First Clearing Corporation Paul B. Manning Diane L. Manning 204 N. Main Street Gordonsville, VA 22942-9152	28.47%
First Clearing LLC Joseph Rosamilia and Sandra Rosamilia 117 Oak Ave. Metuchen, NJ 08840-1556	13.08%
First Clearing LLC Joe Van Matre and Elizabeth Van Matre PO Box 91321 Lafayette, LA 70509-1321	5.33%
Institutional Municipal Fund Participant
RBC Dain Raucher FBO William B. Orkin 12600 Derrfield Parkway, Suite 150 Alpharetta, GA 30004-5099	43.07%
First Clearing, LLC Jacqueline Leccese and Salvador Leccese 9021 Lake Hope Drive Maitland, FL 32751-4217	17.35%
RBC Dain Raucher FBO Orkin & Associates LLLP 12600 Derrfield Parkway, Suite 150 Alpharetta, GA 30004-5099	9.17%
RBC Dain Raucher FBO WBO Investors LLLP Operating Account 12600 Derrfield Parkway, Suite 150 Alpharetta, GA 30004-5099	7.12%
Institutional Treasury Fund Administrative
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	62.00%
First Clearing, LLC Jeffrey L. Smith and Kelly Smith 8371 Whispering Oaks Way West Palm Beach, FL 33411-4600	30.58%
Institutional Treasury Fund Institutional
Bisys Fund Services Inc. FBO First Union Sweep Customers Attn: Mike Bryan 3435 Stelzer Rd. Columbus, OH 43219-6004	32.69%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	17.36%
Wachovia Bank Trust Accounts Attn: Ginny Batten CMG-1151-2 401 S Tryon St, 3rd Floor Charlotte, NC 28202-1934	16.04%
Wachovia Capital Markets LLC Attn: Money Funds Mail Code NC 0675 Bldg. 1B1 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	15.38%
Institutional Treasury Fund Institutional Service
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	22.52%
Wachovia Capital Markets LLC Attn: Money Funds Mail Code NC 0675 Bldg. 1B1 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	21.23%
Bisys Fund Services Inc. FBO First Union Sweep Customers Attn: Mike Bryan 3435 Stelzer Rd. Columbus, OH 43219-6004	18.14%
Wachovia Bank Trust Accounts Attn: Ginny Batten CMG-1151-2 401 S Tryon St, 3rd Floor Charlotte, NC 28202-1934	7.09%
Institutional Treasury Fund Investor
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	73.58%
First Clearing, LLC Pentland USA, Inc. 3333 New Hyde Park Road New Hyde Park, NY 11042-1205	19.35%
Institutional Treasury Fund Participant
Wachovia Capital Markets LLC Attn: Money Funds Mail Code NC 0675 Bldg. 1B1 1525 West WT Harris Blvd. Charlotte, NC 28262-8522	42.94%
Moreno Group Holding LLC 600 Jefferson Street, Suite 1403 Lafayette, LA 70501-6949	16.63%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	11.19%
First Clearing LLC Fowler Groves Lmtd Partnership 3382 Avalon Rd. Winter Garden, FL 34787-9746	10.71%
American Stock Transfer & Trust Co. Inc. As Escow Agent for Coade Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	6.88%
Institutional U.S. Government Fund Institutional
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	18.05%
Evergreen Fixed Income Trust US Government 200 Berkeley Street Boston, MA 02116-5022	16.09%
Evergreen Equity Trust Balanced 200 Berkeley Street Boston, MA 02116-5022	9.93%
Wachovia Bank Trust Accounts Attn: Ginny Batten CMG-1151-2 401 S Tryon St, 3rd Floor Charlotte, NC 28202-1934	7.44%
Evergreen Equity Trust Health Care Fund 200 Berkeley Street Boston, MA 02116-5022	5.30%
Watts Water Technologies Attn: Beth L. Stockwell 815 Chestnut Street North Andover, MA 01845-6009	5.12%
Institutional U.S. Government Fund Institutional Service
First Clearing, LLC Carey W. Turnbull 57 N. Court Street Fairfield, IA 52556-3212	22.97%
First Clearing, LLC Evergreen Energy Inc 1225 Seventeenth Street, Suite 1300 Denver, CO 80202-5506	21.17%
Wachovia Bank Trust Accounts Attn: Ginny Batten CMG-1151-2 401 S Tryon St, 3rd Floor Charlotte, NC 28202-1934	16.84%
First Clearing, LLC Township of Monroe Capital 1 Municipal Plz. Monroe TWP, NJ 08831-1900	11.52%
First Clearing, LLC Victoria F. Smith Trust David S. Fast Trustee 11008 Delmar Street Leawood, KS 66211-1757	9.41%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	7.16%
Institutional U.S. Government Fund Investor
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	54.97%
First Clearing LLC Calton & Associates Inc. 14497 N Dale Mabry Hwy Ste 2 Tampa, FL 33618-2047	21.51%
First Clearing, LLC Alex Shainbart 546 B Norwich Court Manchester, NJ 08759-7018	9.92%
First Clearing, LLC John C. Kathman, Jr. and Kathleen Kathman 10183 Hillington Ct. Vienna, VA 22182-2909	6.14%
First Clearing Corporation Joseph S. Gans and Irene F. Gans JTWROS 132 Mountain Road Sugarloaf, PA 18249-3711	5.97%
Institutional U.S. Government Fund Participant
American Stock Transfer & Trust Co as Escrow Agent for Primavera Software Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	30.15%
American Stock Transfer & Trust Co as Escrow Agent for Cellstar/Bright Point Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	16.09%
First Clearing, LLC Gary B. Filler & Lawrence Perlman Trustees 1389 Box Elder Drive Alpine, UT 84004-1869	13.17%
American Stock Transfer & Trust Co as Escrow Agent for Auto Europe Acquisition Corp. Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	9.10%
American Stock Transfer & Trust Co as Escrow Agent for Epslow Marketing Services/CPC Holdings Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	8.88%
American Stock Transfer & Trust Co as Escrow Agent for Interim Health Care Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	7.48%
American Stock Transfer & Trust Co as Escrow Agent for Globe Specialty Metals/Stein Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	5.29%
Prime Cash Management Fund Administrative
First Union Corp c/o Evergreen Investments Services Attn: Lori Gibson NC 1195 401 S Tryon St., 5th Floor Charlotte, NC 28288-0001	100.00%
Prime Cash Management Fund Institutional
Bisys Fund Services Inc. FBO First Union Sweep Customers Attn: Mike Bryan 3435 Stelzer Rd. Columbus, OH 43219-6004	17.50%
Wachovia Bank Trust Accounts CMG-1151-2 401 S Tryon St, 3rd Floor Charlotte, NC 28202-1934	14.94%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	13.61%
Wachovia Bank Account Control Agreement Albertson’s LLC Attn: David Ober PO Box 20 Boise, ID 83726-0020	8.84%
Prime Cash Management Fund Institutional Service shares
Bisys Fund Services Inc. FBO First Union Sweep Customers Attn: Mike Bryan 3435 Stelzer Rd. Columbus, OH 43219-6004	78.90%
First Clearing, LLC Pointe South Mountain Resort, LLC 3101 N. Central Avenue Suite 1390 Phoenix, AZ 85012-2688	8.53%
Wachovia Bank Trust Accounts 11th Floor CMG-1151 301 S Tryon St Charlotte, NC 28202-1915	7.78%
Prime Cash Management Fund Investor
Enertech Const FD Series A 675 Seminole Ave. NE Suite 207 Atlanta, GA 30307-3413	45.32%
Enertech Const FD Series C 675 Seminole Ave. NE Suite 207 Atlanta, GA 30307-3413	9.74%
Enertech Const DSR Series A 675 Seminole Ave. NE Suite 207 Atlanta, GA 30307-3413	9.44%
Enertech Senior Cap I A 675 Seminole Ave. NE Suite 207 Atlanta, GA 30307-3413	8.57%
Wachovia Capital Markets LLC Attn: Money Funds 8739 Research Drive Charlotte, NC 28262-8537	7.86%
Enertech Process Res FD 675 Seminole Ave. NE Suite 207 Atlanta, GA 30307-3413	6.38%
Enertech Capital Res FD 675 Seminole Ave. NE Suite 207 Atlanta, GA 30307-3413	5.53%
Prime Cash Management Fund Participant
American Stock Transfer & Trust Co as Escrow Agent for Roche Diagnostics/454 Life Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	46.28%
American Stock Transfer & Trust Co as Escrow Agent for Citrix/Capital Resource Mgt. Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	16.40%
American Stock Transfer & Trust Co as Escrow Agent for Citrix Orbital Data Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	16.21%
American Stock Transfer & Trust Co as Escrow Agent for Home Décor/CS Private Equity Attn: Henry Reinhold 6201 15th Ave. Brooklyn, NY 11219-5441	15.08%
Band & Co. c/o US Bank Attn: Willy Bloom PO Box 1787 Milwaukee, WI 53201-1787	6.02%

EXPENSES

Advisory Fees

Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0630.  For more information, see “Investment Advisory Agreement” in Part 2 of this SAI.

EIMC is entitled to receive from the Institutional 100% Treasury Fund a fee at the following annual rates:

Average Daily Net Assets	Fee (expressed as a percentage of the Fund’s daily net assets)
First $5 billion	0.21%
Next $2 billion	0.19%
Over $7 billion	0.17%

            EIMC is entitled to receive from the Institutional Money Market Fund and Institutional Municipal Fund a fee at the following annual rates:

Average Daily Net Assets	Fee (expressed as a percentage of the Fund’s daily net assets)
First $15 billion	0.11%
Next $5 billion	0.10%
Over $20 billion	0.09%

EIMC is entitled to receive from the Institutional Treasury Fund a fee at the following annual rates:

Average Daily Net Assets	Fee (expressed as a percentage of the Fund’s daily net assets)
First $5 billion	0.11%
Next $5 billion	0.10%
Over $10 billion	0.09%

EIMC is entitled to receive from the Institutional U.S. Government Fund a fee at the following annual rates:

Average Daily Net Assets	Fee (expressed as a percentage of the Fund’s daily net assets)
First $10 billion	0.12%
Next $5 billion	0.11%
Over $15 billion	0.10%

EIMC is entitled to receive from the Prime Cash Management Fund a fee at the following annual rates:

Prime Cash Management Fund
Average Daily Net Assets	Fee (expressed as a percentage of the Fund’s daily net assets)
First $3 billion	0.20%
Next $2 billion	0.18%
Over $5 billion	0.15%

Advisory Fees Paid

Below are the advisory fees accrued or paid by each Fund for the last three fiscal years.

Fund/Fiscal Year Ended	Advisory Fees Paid	Advisory Fees Waived
February 28, 2007
Institutional 100% Treasury Fund	$579,678	$0
Institutional Money Market Fund	$13,384,870	$3,137,087
Institutional Municipal Fund	$9,379,101	$0
Institutional Treasury Fund	$3,483,048	$0
Institutional U.S. Government Fund	$1,048,086	$0
Prime Cash Management Fund	$3,745,828	$3,956,453
February 28, 2006
Institutional 100% Treasury Fund	$1,344,028	$0
Institutional Money Market Fund	$3,103,308	$11,909,124
Institutional Municipal Fund	$7,701,376	$0
Institutional Treasury Fund	$6,043,236	$0
Institutional U.S. Government Fund	$1,481,962	$0
Prime Cash Management Fund	$2,089,658	$1,153,510
February 28, 2005
Institutional 100% Treasury Fund	$1,368,308	$0
Institutional Money Market Fund	$18,717,701	$0
Institutional Municipal Fund	$7,156,226	$0
Institutional Treasury Fund	$6,000,878	$0
Institutional U.S. Government Fund	$1,435,776	$0
Prime Cash Management Fund	$1,678,278	1,435,318

Distribution and/or Service (Rule 12b-1) Fees

Below are the 12b-1 fees paid by all share classes except Institutional shares, of each Fund for the fiscal year ended February 28, 2007. Institutional shares do not pay 12b‑1 fees.  For more information, see “Distribution Expenses Under Rule 12b-1” in Part 2 of this SAI.

Fund	Class AD
	Distribution Fees	Service Fees
Institutional 100% Treasury Fund	N/A	N/A
Institutional Money Market Fund	$31,606	$0
Institutional Municipal Fund	$41,109	$0
Institutional Treasury Fund	$3,544	$0
Institutional U.S. Government Fund	N/A	N/A
Prime Cash Management Fund	$236	$0

Fund	Class IN
	Distribution Fees	Service Fees
Institutional 100% Treasury Fund	N/A	N/A
Institutional Money Market Fund	$130,439	$0
Institutional Municipal Fund	$239,902	$0
Institutional Treasury Fund	$248,359	$0
Institutional U.S. Government Fund	$41,915	$0
Prime Cash Management Fund	$17,505	$0

Fund	Class IS	Class P
	Distribution Fees Paid	Service Fees	Distribution Fees Paid	Service Fees
Institutional 100% Treasury Fund	$224,029	$0	N/A	N/A
Institutional Money Market Fund	$6,526,045	$0	$105,888	$105,888
Institutional Municipal Fund	$1,717,839	$0	$11,335	$11,335
Institutional Treasury Fund	$3,581,309	$0	$134,328	$134,327
Institutional U.S. Government Fund	$546,193	$0	$253,132	$253,132
Prime Cash Management Fund	$636,393	$0	$36,888	$36,889

Trustee Compensation

            Listed below is the Trustee compensation paid by the Funds for the fiscal year ended February 28, 2007 and by the Evergreen Fund Complex(1) for the twelve months ended December 31, 2006. The Trustees do not receive pension or retirement benefits from the Evergreen funds.  For more information, see “Management of the Trust” in Part 2 of this SAI.

Trustee	Aggregate Compensation from the Funds for the fiscal year ended 2/28/2007	Total Compensation from Evergreen Fund Complex for the twelve months ended 12/31/2006(2)
Charles A. Austin, III	$61,860	$215,500
Shirley L. Fulton(3)	$36,548	$166,250
K. Dun Gifford	$51,201	$179,750
Leroy Keith Jr.	$53,356	$184,500
Gerald M. McDonnell	$49,418	$175,500
Patricia B. Norris(4)	$30,637	$77,000
William Walt Pettit	$49,652	$176,250
David M. Richardson	$49,418	$175,500
Russell A. Salton, III	$59,260	$208,000
Michael S. Scofield	$91,095	$308,750
Richard J. Shima	$58,284	$204,000
Richard K. Wagoner	$50,862	$183,000

(1)   As of December 31, 2006, the Evergreen fund complex consisted of 10 open-end investment management companies representing 89 separate series and 5 closed-end funds.

(2)   The Trustees’ Deferred Compensation Plan provides Trustees with the option to defer all or part of their compensation.  The Trustees may elect to earn a rate of return on any deferred compensation by selecting hypothetical investments in Evergreen investment products in an amount equal to the deferred compensation.  A Trustee may elect when to receive distributions of such deferred amounts, but may not receive distribution before the earlier of the first business day of January following (a) a date five years following the deferral election, or (b) the year in which the Trustee ceases to be a member of the Board of Trustees.  Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Evergreen funds. Pursuant to the Trustees’ Deferred Compensation Plan, certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2006. The amounts listed below will be payable in later years to the respective Trustees:

Austin:                    $107,750

Fulton:                    $66,500

Pettit:                      $52,875

Salton:                   $41,600

        Shima                    $102,000

(3)   Ms. Fulton served as a Trustee through November 20, 2006.

(4)   Patricia Norris became a Trustee effective July 1, 2006.

SERVICE PROVIDERS

Administrator

            Evergreen Investment Services, Inc. (EIS), a subsidiary of Wachovia and an affiliate of each Fund and EIMC, serves as administrator to the Funds, subject to the supervision and control of the Trust’s Board of Trustees.  EIS is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.  Pursuant to a Master Administrative Services Agreement, EIS provides the Funds with facilities, equipment and personnel and is entitled to receive from each Fund annual fees at the following rate:

Average Daily Net Assets of the Evergreen Institutional Money Market Funds

Administrative

Service Fee Rates

First $60 billion

0.060%

Next $40 billion

0.055%

Next $25 billion	0.050%
On assets over $125 billion	0.040%

Administrative Fees Paid

Below are the administrative fees paid by each Fund for the last three fiscal years or periods.

Fund/Fiscal Year or Period Ended	Administrative Fees Paid
February 28, 2007
Institutional 100% Treasury Fund	$165,622
Institutional Money Market Fund	$9,037,267
Institutional Municipal Fund	$5,115,874
Institutional Treasury Fund	$1,901,685
Institutional U.S. Government Fund	$524,043
Prime Cash Management Fund	$2,396,080
February 28, 2006
Institutional 100% Treasury Fund	$384,008
Institutional Money Market Fund	$8,188,719
Institutional Municipal Fund	$4,200,750
Institutional Treasury Fund	$3,299,853
Institutional U.S. Government Fund	$740,981
Prime Cash Management Fund	$972,951
February 28, 2005
Institutional 100% Treasury Fund	$390,945
Institutional Money Market Fund	$10,209,655
Institutional Municipal Fund	$3,903,396
Institutional Treasury Fund	$3,273,206
Institutional U.S. Government Fund	$717,888
Prime Cash Management Fund	$895,995

Distributor

            EIS is also the distributor of the Funds and markets the Funds through broker-dealers and other financial representatives. EIS receives payments pursuant to the Funds’ 12b-1 plans, as well as through the sales charges paid in respect of sales of the Funds’ shares. EIS, a subsidiary of Wachovia, is an affiliate of each Fund and EIMC.

Transfer Agent

            Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia and an affiliate of EIMC, is the Funds’ transfer agent.  ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

            Each Fund pays ESC annual fees as follows:

Fund Type	Annual Fee Per Open Account*	Annual Fee Per Closed Account**
Money Market Funds	$26.75	$9.00

* For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.

**  Closed accounts are maintained on the system in order to facilitate historical and tax information.

            Below are the transfer agency fees paid by each Fund to ESC for each of the last three fiscal years. A portion of the fees listed below was paid to one or more affiliates of EIMC and Wachovia Corporation.

Fund/Fiscal Year or Period	Total Transfer Agency Fees Paid
February 28, 2007
Institutional 100% Treasury Fund	$5,391
Institutional Money Market Fund	$644,733
Institutional Municipal Fund	$184,344
Institutional Treasury Fund	$62,004
Institutional U.S. Government Fund	$42,327
Prime Cash Management Fund	$112,517
February 28, 2006
Institutional 100% Treasury Fund	$9,295
Institutional Money Market Fund	$1,053,437
Institutional Municipal Fund	$361,041
Institutional Treasury Fund	$58,667
Institutional U.S. Government Fund	$3,132
Prime Cash Management Fund	$50,357
February 28, 2005
Institutional 100% Treasury Fund	$10,468
Institutional Money Market Fund	$1,143,810
Institutional Municipal Fund	$359,264
Institutional Treasury Fund	$50,574
Institutional U.S. Government Fund	$3,059
Prime Cash Management Fund	$37,845

Independent Registered Public Accounting Firm

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

            State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, keeps custody of each Fund's securities and cash and performs other related duties.

Legal Counsel

            Ropes & Gray LLP, One International Place, Boston, MA 02110-2624, serves as counsel to the Funds.

            Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006 provides legal advice to the non-interested Trustees of the Trusts.

FINANCIAL STATEMENTS

            The audited financial statements for the Funds for the fiscal year ended February 28, 2007, including notes thereto, and the report of the Independent Registered Public Accounting Firm thereon, are hereby incorporated by reference (which means that their contents are legally considered part of this SAI) from each Fund’s February 28, 2007 Annual Report. Each Fund’s Annual Report was filed electronically with the SEC on May 4, 2007 (Accession No. 0001379491-07-000079). A copy of each Annual Report may be obtained without charge by writing Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling 1.800.343.2898 or by downloading them from EvergreenInvestments.com.

Statement of Additional Information (SAI)

PART 2

ADDITIONAL INFORMATION ON SECURITIES

AND INVESTMENT PRACTICES

The prospectus describes the Fund’s investment goal and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use.  Some of the information below may not apply to the Fund or the Class in which you are interested.

            The term “advisor” includes any sub-advisor applicable to a Fund.

Money Market Instruments

The Fund may invest up to 100% of its assets in high-quality money market instruments, such as notes, certificates of deposit, commercial paper, banker’s acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

            The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

            In general, securities issued by U.S. Government-sponsored entities are backed only by (i) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (ii) the credit of the agency or instrumentality issuing the securities or guaranteeing the obligations.  Generally, the U.S. Government agencies issuing these securities, although chartered or sponsored by Congress, are not funded by congressional appropriations and the securities issued by them are neither guaranteed nor insured by the U.S. Government or U.S. Treasury.  This means that, in most cases, securities issued or guaranteed by U.S. Government agencies are supported only by the credit of the issuing agency, standing alone.  One important exception is securities issued and guaranteed by the Government National Mortgage Association, which are backed by the full faith and credit of the U.S. Government.

            Some examples of government agencies and instrumentalities that do not receive financial support from the U.S. Government or U.S. Treasury and whose securities and obligations are supported only by the credit of the issuing agency include the following.

(i)   Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii)  Farmers Home Administration;

(iii) Federal Home Loan Banks;

(iv) Federal Home Loan Mortgage Corporation;

Federal National Mortgage Association; and

Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government.  GNMA securities or "certificates" represent ownership in a pool of underlying mortgages.  The timely payment of principal and interest due on these securities is guaranteed by GNMA.

            Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments.  While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30‑year bond.

            The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool.  Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool.  In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

            Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long‑term rates because of the prepayment feature.  For instance, when interest rates decline, prepayments of the underlying mortgages are likely to increase as the holders of the underlying mortgages seek refinancing.  As a result, the value of a GNMA certificate is not as likely to rise as the value of a comparable debt security would in response to the same decline.  In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When‑Issued, Delayed‑Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when‑issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis.  Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

            The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.  Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth.  In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when‑issued, delayed-delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due.  The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

            Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund.  In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale.  If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Derivatives

            The use of swaps, options, futures contracts, and other derivatives involves risk.  Thus, while a Fund may benefit from the use of options, futures, options on futures and other derivatives, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Even if a Fund has the ability to engage in derivatives transactions, no Fund has the obligation to enter into derivatives transactions at any time or under any circumstances.  In addition, nothing in this SAI is intended to limit in any way any purpose for which a Fund may enter into any type of derivatives transaction; a Fund may use derivatives transactions for hedging purposes or generally for purposes of enhancing its investment return.

A Fund’s ability to engage in derivatives transactions is limited by the requirements for qualifying as a "regulated investment company" under the Internal Revenue Code.

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps.  Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund.  In such an instance, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount.  If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps.  A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the issuer of the underlying reference obligation.  If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund.  As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event).  In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party issuer of the underlying reference obligation.  In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract.  If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations.  As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

            Total return swaps.  In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s).  In a total return swap, one party will agree to pay to the other party the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Caps, floors, collars.  The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount.  The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount.  A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Risk Factors in Swap Contracts and Other Two-Party Contracts.  The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement.  If the investment adviser is incorrect in its forecasts of such factor, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

            In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty.  If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights.  For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights.  The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty.  The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Options and Futures Strategies

Options on Securities and Indices.

            An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or units of the index underlying the option) at a specified price.  Upon exercise of an option on a security, the writer of the option generally has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.  Upon exercise of an option on an index, the writer of the option generally is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be traded on securities exchanges, or on the over-the-counter market.

Purchasing Options on Securities and Indices.  Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security.  If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit.   By using put options in this manner, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs.  In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

            Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future.  If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit.  The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.  Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices.  Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices.  The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit.  The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund.  In such a case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option.  Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund.  During periods of declining securities' prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk.  However, when securities' prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received.  Call options written on securities that the Fund does not own are riskier than call options written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call option is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option.  Call options written on securities that the Fund does not own have speculative characteristics and the potential for loss is unlimited.  There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

A Fund also may write a put option on a security.  In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options.  A Fund may also invest in over-the-counter (“OTC”) options.  OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions.  The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option.  If an option is American style, it may be exercised on any day up to its expiration date.  In contrast, a European style option may be exercised only on its expiration date.

In addition, a holder of an option may realize a gain or loss on the option by effecting an offsetting closing transaction.  In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased.  A Fund would realize a gain from a closing sale transaction if the premium received from the sale of the option is more than the premium paid to purchase the option (plus transaction costs).  A Fund would realize a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs).  Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written.  A Fund realizes a gain from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is less than the premium received from writing the option.  A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option.

An OTC option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

Risk Factors in Options Transactions.  There are various risks associated with transactions in exchange-traded and OTC options.  The values of options written by a Fund, which will be priced daily, will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration.  The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid.  In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option.  This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments.  In addition, there can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.  If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If a Fund were unable to close out a call option that it had written on a portfolio security owned by the Fund, it may not be able to sell the underlying security unless the option expired without exercise.  As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call option, but retains the risk of loss (net of premiums received) should the price of the underlying security decline.  As the writer of a call option on a security it does not own, the Fund will realize a loss on the option if the price of the security increases above the strike price of the option.  Similarly, as the writer of a call option on a securities index, a Fund will realize a loss on the option if the value of the index increases above the level on which the strike price is set.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which generally provides a liquid secondary market for an option of the same series.  If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option as described above.  In addition, the hours of trading for options on an exchange may not conform to the hours during which the securities held by a Fund are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets.

Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write.  The Fund(s), an investment advisor, and other clients of the investment advisor may constitute such a group.  These limits restrict a Fund’s ability to purchase or sell particular options.

An OTC option          is also generally subject to the risks described above under " Risk Factors in Swap Contracts and Other Two-Party Contracts."

Futures Contracts and Related Options

A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price.  A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price.  The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date.  The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade—known as “contract markets”—approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a "closing transaction").  If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss may be unlimited.

No price is paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of liquid assets to serve as “initial margin.”  Initial margin is similar to a performance bond or good faith deposit which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs.

Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Options on futures contracts.  In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.  Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures.  If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option on futures contracts may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Investment in futures contracts involves risk.  A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract.  Successful use of futures contracts and related options by a Fund is subject to the investment advisor's ability to predict movements in various factors affecting financial markets.  The use of futures and related options strategies involves the risk of imperfect correlation among movements in the prices of the securities, index, or commodity underlying the futures and options purchased and sold by a Fund and in the prices of the options and futures contracts themselves.  Also, in a case where a Fund uses futures and related options for hedging purposes, there is the risk that movements in the prices of the futures and options will not correlate closely with movements in the prices of the securities that are the subject of the hedge.  The prices of futures and related options may not correlate perfectly with movements in the underlying securities, index, or commodity due to certain market distortions for a number of reasons.  For example, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying securities, index, or commodity and futures markets.  In addition, margin requirements in the futures markets are less onerous than margin requirements in the securities markets, and as a result the futures markets may attract more speculators than do the securities markets.  Increased participation by speculators in the futures markets may also cause temporary price distortions.  Due to the possibility of price distortions in the futures markets and also because of the imperfect correlation between movements in the underlying securities, index, or commodity and movements in the prices of futures and related option, even a correct forecast of general market trends by the investment advisor may still not result in a profitable position over a short time period.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).  However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.  The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a Fund, the Fund may seek to close out such a position.  A Fund's ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market.  It is not certain that this market will develop or continue to exist for a particular futures contract or option.

As noted above, a Fund that purchases or sells a futures contract is only required to deposit margin as required by relevant CFTC regulations and the rules of the relevant contract market.  Because the purchase of a futures contract obligates the Fund to purchase the underlying security or other instrument at a set price on a future date, the Fund’s net asset value will fluctuate with the value of the security or other instrument as if it were already in the Fund’s portfolio.  Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

U.S. Treasury security futures contracts and options.  U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price.  Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a Fund is subject to the investment advisor’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities.  For example, if a Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund's securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities.  For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund's tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Index futures contracts.  An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made.  Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index.  Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position.  A unit is the current value of the index.  A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).  A Fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  The S&P 500 assigns relative weightings to the common stocks included in the S&P 500, and the value fluctuates with changes in the market values of those common stocks.  In the case of the S&P 500, contracts are to buy or sell 500 units.  Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150).  The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place.  Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.  For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4 per unit).  If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2 per unit).

There are several risks in connection with the use by a Fund of index futures.  For example, successful use of index futures by a Fund may be subject to the investment advisor’s ability to predict movements in the direction of the market.  For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund’s portfolio may decline.  If this occurred, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities.  It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.  In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

Options on index futures are similar to options on other financial futures contracts, giving the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

            Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges.  Options on securities and indexes, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States and may be subject to greater risks than trading on domestic exchanges.  For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract.  The lack of a common clearing facility creates counterparty risk.  If a counterparty defaults, a Fund normally will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies.  When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (for example, the definition of default) differently.  If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty.  A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.  In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is conducted on foreign exchanges, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate.  The value of foreign options and futures may also be adversely affected by other factors unique to foreign investing (see “Foreign Securities” below).

Foreign Currency Transactions

Foreign currency exchange rates may fluctuate significantly over short periods of time.  They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors.  Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.  Foreign currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.  A Fund may use currency instruments for hedging, investment, or currency risk management.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date.  A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive, for the duration of the contract.  The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency.  Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

A Fund also may purchase or sell currency futures contracts and related options.  Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price.  However, currency futures can be and often are closed out prior to delivery and settlement.  In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period.

            A Fund also may purchase or sell options on currencies.  These options give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.  Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner.  They may be traded on an exchange or in the OTC markets.  Options on currencies traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using options.

            Derivatives involving foreign currencies may often lead to differences between a Fund’s book income (as determined for financial accounting purposes) and its taxable income because federal income tax law generally treats gains and losses from foreign currency positions as ordinary income or loss, while for financial accounting purposes such gains or losses are capital gains or losses.  While a Fund may elect to treat foreign currency positions gains or losses as capital gains or losses, book/tax differences may still arise when various gains and losses offset each other for financial accounting purposes but not for tax purposes.  Thus, a Fund’s gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund’s income or gains at the Fund level and its distributions to shareholders.  A Fund’s losses from such positions may also recharacterize the Fund’s income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

            Please see "Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Foreign Exchanges" above.

Repurchase Agreements

A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest).  Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.  The investment advisor will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor.  If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest.  In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return.  Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.  During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.  A reverse repurchase agreement generally creates investment leverage.  If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Dollar Roll Transactions

            The Fund may enter into "dollar rolls" in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date.  In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages.  The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold.  The Fund could also be compensated through receipt of fee income.

Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund’s borrowings and other senior securities.  Investing in dollar rolls creates leverage (unless they are “covered dollar rolls,” see description below) and are included in the calculation of the Fund’s total leverage-creating transactions.   In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund’s right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund’s total leverage-creating transaction.

Currency Cross-hedge

A currency cross-hedge enables the advisor to reduce exposure in one foreign currency relative to exposure in a second foreign currency. This strategy would make sense when the Fund wants to maintain its overall foreign currency exposure, but feels that some of the currencies are relatively more attractive.  An example would be where the advisor feels that the British Pound is more attractive than the Euro, and cross-hedges some Euro-denominated bonds back to the Pound Sterling.  The overall foreign currency exposure stays constant, but the relative weighting of the Pound versus the Euro increases.

Currency Proxy-hedge

A currency proxy-hedge enables the advisor to hedge a foreign currency exposure back to the U.S. dollar by using a second currency that has a high correlation to the actual long position, but where the second currency hedge would be either more liquid or less costly.  An example might be where a fund owns a position denominated in Indonesian Rupiah, but where the Yen has higher liquidity and is deemed a more cost effective hedge.

Creating a Net Long Position Versus a Foreign Currency

Creating a net long position would be a situation where the advisor of the Fund wishes to create exposure to a currency that exceeds the value of securities denominated in that currency that are held by the Fund.  An example might be where the advisor has reduced his weighting in Japanese bonds to 10% below the benchmark due to concerns with the bonds, but wants to maintain a market weighting in the Yen.  Creating a long position in the Yen would accomplish this result.

Leverage

            The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with EIMC’s Leverage Policy.  Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested.  Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.  Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions above) as well as investing in securities that are issued on a “to-be-announced” basis (commonly referred to as “TBAs”) which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund’s total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Securities Lending

            The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund.  These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral.  Any investment of collateral by the Fund would be made in accordance with the Fund's investment goal and policies described in the prospectus.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include fixed‑income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment goal. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed‑income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

            The Fund may purchase preferred stock.  Some preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings.  Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.  “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid.

            If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline.  Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation.  Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.  The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Indexed Securities

            The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

            Indexed securities differ from other types of debt securities in which the Fund may invest in several respects.  First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated).  The reference instrument need not be related to the terms of the indexed security.  For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies.  An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases.  Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

            Investment in indexed securities involves certain risks.  In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the underlying reference instruments.  Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity.  Finally, indexed securities may be more volatile than the reference instruments underlying the indexed securities.

            To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging.  Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars.  The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

Brady Bonds

            The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds were created in 1989, and, accordingly, do not have an extensive payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk).  In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium.  Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

            The Fund may invest in foreign securities or U.S. securities traded in foreign markets.  In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit.  The Fund may also invest in Canadian commercial paper and Europaper.  These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers.  Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.  Such investments may also entail higher custodial fees and sales commissions than domestic investments.  Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries.  Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

The Fund may be subject to risks associated with obligations of the Inter-American Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development).  Because these entities are not governmental entities with taxing authority, and may be supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Premium Securities

            The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates.  Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity.  Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

The Fund may invest a portion of its assets in lower rated bonds.  Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody’s, commonly known as “junk bonds,” typically offer high yields, but also usually high risk.  While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.  Investors should be aware of the following risks:

            (1)   The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged.  Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing.  Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

            (2)   The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

            (3)    The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise.  For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost.  The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher‑rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

            (4)   The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and (c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see “Corporate and Municipal Bond Ratings” below.

Sovereign Debt Obligations

The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

            The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

            The Fund may invest in "restricted" securities (i.e., securities subject to restrictions on resale under federal securities laws).  Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade among qualified institutional investors.  Since Rule 144A securities and other investments may have limited markets, the Fund’s portfolio manager, pursuant to procedures adopted by the Fund’s Board of Trustees, will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above.

Investment in Other Investment Companies

The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act.  Currently, with limited exceptions, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies.  Notwithstanding the foregoing, the Fund may invest an unlimited amount of its uninvested cash in the shares of money market funds or the shares of other Evergreen Funds, subject to the conditions set forth in the 1940 Act. In addition, the Fund may invest all of its investable assets in securities of a single open‑end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.  Investing in other investment companies may expose a Fund to duplicate expenses and may lower the value of the Fund’s shares.

Short Sales

A short sale is the sale of a security the Fund has borrowed.  The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender.  After a short sale is completed, the value of the security sold short may rise.  If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

            The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.  The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Securities

The Fund may invest in municipal bonds of any state, territory or possession of the United States, including the District of Columbia. The Fund may also invest in municipal bonds of any political  subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions.  Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.  Municipal bonds may also be issued to refinance public debt.

            Municipal bonds are mainly divided between "general obligation" and "revenue" bonds.  General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax.  They are repaid from the issuer's general revenues.  Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer.  In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

            The Fund may also invest in industrial development bonds.  Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations.  The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities.  To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax.  However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

            The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating.  Municipal bonds are rated by S&P, Moody's and Fitch.  Such ratings, however, are opinions, not absolute standards of quality.  Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield.  Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund.  Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

            The ability of the Fund to achieve its investment goal depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due.  Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.  Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default.  Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issuer's weaknesses.  Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due.  In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund and other Evergreen funds.

            From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds.  Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund.  If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.   In order for the interest on a municipal security to be tax exempt, the municipal security must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

U.S. Virgin Islands, Guam and Puerto Rico

The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named.  The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico.  Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates.  The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate.  An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond.  The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity.  There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax.  Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

The Fund may invest in master demand notes.  These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower.  Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed.  The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount.  The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice).  Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year.  The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.  Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time.  Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund‘s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand.  These notes are not typically rated by credit rating agencies.  Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody’s or F-1 by Fitch.

Payment‑in‑kind Securities (PIKs)

The Fund may invest in payment‑in‑kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period.  The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow.  Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

An advantage of PIKs for the issuer ‑‑ as with zero coupon securities ‑‑ is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash‑paying securities.  However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

As a group, PIK bonds trade flat (i.e., without accrued interest).  Their price is expected to reflect an amount representing accreted interest since the last payment.  PIKs generally trade at higher yields than comparable cash‑paying securities of the same issuer.  Their premium yield is the result of the lesser desirability of non‑cash interest, the more limited audience for non‑cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds.  The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series.  Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities.  Each zero coupon bond entitles the holder to receive a single payment at maturity.  There are no periodic interest payments on a zero coupon bond.  Zero coupon bonds are offered at discounts from their face amounts.

In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations.  Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price.  The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method.  Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss.  If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage‑Backed or Asset‑Backed Securities

The Fund may invest in mortgage‑backed securities and asset‑backed securities.  Two principal types of mortgage‑backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).  CMOs are securities collateralized by mortgages, mortgage pass‑throughs, mortgage pay‑through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage‑backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties).  Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only.  Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass‑throughs to be prepaid prior to their stated maturity.  Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass‑throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage‑backed securities, the Fund may invest in securities secured by other assets, including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over‑the‑counter and typically have a short‑intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of asset‑backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset‑backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset‑backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset‑backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset‑backed securities may default and/or may suffer from these defects.  In evaluating the strength of particular issues of asset‑backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

TBA Mortgage Securities

TBA refers to “To Be Announced.”  These types of securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.

Variable or Floating Rate Instruments

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit.  Variable or floating rate instruments bear interest at a rate which varies with changes in market rates.  The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity.  A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula.  The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long‑term bond or commercial paper ratings applicable to permitted investments for the Fund.  The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

            The Fund may invest in investments related to real estate, including real estate investment trusts (REITs)  such as equity REITs and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by borrower default risk and interest rate risk.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) and to maintain exemption from the 1940 Act.  In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

The Fund may invest in limited and master limited partnerships.  A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement.  Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities.  A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates.  The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time.  The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration.  No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust (“UIT”) that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index.  Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts (“SPDRs”) and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them.  The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them.  Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks.  Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

PURCHASE AND REDEMPTION OF SHARES

You may buy shares of a Fund through Evergreen Investment Services, Inc. (EIS), broker‑dealers that have entered into special agreements with EIS or certain other financial institutions.  With certain exceptions, a Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.  Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (CDSC) when you redeem the Fund's shares or no sales charges at all.  Each Evergreen fund offers different classes of shares.  Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class A shares.

There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

In addition to the circumstances described in the prospectus, no front-end sales charges are imposed on Class A shares purchased by shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families (as defined in the prospectus).  As described in the prospectus, current and retired Directors, Trustees, officers and employees of the Evergreen funds and Wachovia Corporation and its affiliates, and members of each such individual’s immediate family, and employees of broker-dealer firms that have entered into dealer agreements with EIS, and members of each such individual’s immediate family, are eligible to purchase Class A shares at net asset value (NAV).  Accounts opened while the individual (or his or her immediate family member) is in a position giving rise to these privileges will continue to have the privilege of purchasing Class A shares at NAV after termination of the position; however, accounts opened after termination of the position (in the absence of any other circumstances giving rise to the privilege to purchase Class A shares at NAV) will not be eligible for purchases of Class A shares at NAV.  These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund.  Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort.  Similarly, these provisions extend the privilege of purchasing shares at NAV to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EIS.  Furthermore, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

In addition, in connection with the terms of a merger, acquisition or exchange offer made under a plan of reorganization, Class A shares may be purchased at NAV by certain investors of acquired funds who remain investors in the Evergreen funds, including former Class IS shareholders of Evergreen Strategic Value Fund, former Investor class shareholders of Undiscovered Managers Funds, former shareholders of two funds managed by Grantham, Mayo, Van Otterloo & Co. (the GMO Global Balanced Allocation Fund and the GMO Pelican Fund), former shareholders of an Atlas Fund and former shareholders of America’s Utility Fund.

Class B Shares

The Fund’s prospectus describes the sales charges applicable to purchases of Class B shares.

Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front‑end sales charge or exchange fee.  Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

Class C Shares, Class I Shares (also referred to as Institutional Shares), Class R Shares, Class S Shares, Class S1 Shares, Administrative Shares, Institutional Service Shares, Investor Shares  and Participant Shares

The Fund’s prospectus describes, if applicable, the sales charges applicable to purchases of Class C shares, Class I shares (also referred to as Institutional shares), Class R shares, Class S shares, Class S1 shares, Administrative shares, Institutional Service shares, Investor shares and Participant shares.

Contingent Deferred Sales Charge

The Fund charges a CDSC on certain share classes to reimburse the distributor for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1” below).  Administrative, Institutional, Institutional Service, Investor and Participant shares do not charge a CDSC.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's NAV (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund's NAV at the beginning of the period.

Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund which offers the same class of shares. See “By Exchange” under “How to Buy Shares” in the prospectus.  Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange.  The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen’s money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. An exchange constitutes both a sale and a purchase of shares and as such, may create a taxable event. See “Taxes on the Sale or Exchange of Fund Shares” below.

Automatic Reinvestment

As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares.  When a distribution or redemption check is returned by the post office as undeliverable or is not cashed within 180 days, whichever event occurs first, the proceeds may be reinvested in additional shares in the originating account at the then-current NAV, and any future distributions will be automatically reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PRICING OF SHARES

Calculation of Net Asset Value (NAV)

            The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus.  The Fund will not compute its NAV on the days the New York Stock Exchange is closed. Evergreen reserves the right to adjust the time the Fund calculates its NAV to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

            The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

            Current values for the Fund's portfolio securities are determined as follows:

                        (1) Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

Portfolio debt securities acquired with more than 60 days to maturity for which market prices are unavailable will be valued by an independent pricing service or other service by using matrix pricing or other methods that  typically take into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

                        (4) Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded.  If there has been no sale, the securities are valued at the mean between bid and asked prices.  Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market.  In such instances, the value of foreign securities may be adjusted.

                        (5) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market value.

Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor’s opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

Investments in other mutual funds are valued at such funds’ net asset value.

The Evergreen money market funds, as permitted under Rule 2a-7 of the 1940 Act, generally value their securities at amortized cost.

PRINCIPAL UNDERWRITER

            EIS is the principal underwriter for the Trust and with respect to each class of shares of the Fund.  The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EIS with respect to each class of the Fund.

            EIS, as agent, has agreed to use its best efforts to find purchasers for the shares.  EIS may retain and employ representatives to promote distribution of the shares and may obtain orders from broker‑dealers, and others, acting as principals, for sales of shares to them.  The Underwriting Agreement provides that EIS will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

            All subscriptions and sales of shares by EIS are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Agreement and Declaration of Trust (the “Declaration of Trust”), By‑Laws, current prospectuses and SAI.  All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received.  Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

            EIS has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares.  EIS has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust, against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EIS or any other person for whose acts EIS is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

            The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the “Independent Trustees”), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

            The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement.  The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

            From time to time, if, in EIS's judgment, it could benefit the sales of shares, EIS may provide to selected broker‑dealers promotional materials and selling aids.

DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares (“Share Classes”), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.  These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund’s expense table in the prospectus. The 12b-1 fees are composed of service fees and/or distribution fees which are described further below. Certain Wachovia affiliates receive 12b-1 fees from the Funds.

Class I shares (also referred to as Institutional shares) of the Fund do not pay 12b-1 fees.

Under the distribution plans (each a “Plan,” together, the “Plans”) that the Fund has adopted for its share classes, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EIS pursuant to principal underwriting agreements (each an “Agreement,” together, the “Agreements”) that the Fund has entered into with respect to its share classes, as applicable.

Class	Current Maximum 12b-1 Fees Allowed Under the Plans
A	0.75%(a)
B	1.00%
C	1.00%
S	0.75%(b)
S1	0.75%(b)
Administrative	0.75%(c)
Institutional Service	0.75%(d)
Investor	0.75%(e)
Participant	0.75%(f)
R	1.00%(g)

(a) Currently limited to 0.30% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds or other Evergreen funds offering Institutional Service shares. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(g) Currently limited to 0.50% or less on Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee.  See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund’s investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts.  The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under “Current Maximum 12b-1 Fees Allowed Under the Plans.” The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

The Agreements provide that EIS will use the distribution fees received from the Fund for the following purposes:

(1)       to compensate broker-dealers or other persons for distributing Fund shares;

(2)       to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund’s shareholders; and

(3)       to otherwise promote the sale of Fund shares.

The Agreements also provide that EIS may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares.  EIS may assign its rights to receive compensation under the Plans to secure such financings.  Wachovia or its affiliates may finance payments made by EIS to compensate broker-dealers or other persons for distributing shares of the Fund.

In the event the Fund acquires the assets of another mutual fund, compensation paid to EIS under the Agreements may be paid by EIS to the acquired fund’s distributor or its predecessor.

Since EIS’s compensation under the Agreements is not directly tied to the expenses incurred by EIS, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EIS.  Distribution expenses incurred by EIS in one fiscal year that exceed the compensation paid to EIS for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares and are charged as class expenses, as accrued.  The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker‑dealers without the assessment of a front‑end sales charge, while at the same time permitting EIS to compensate broker‑dealers in connection with the sale of such shares.

            Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares and are charged as class expenses, as accrued.

            Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis.  Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

            The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EIS; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

            Each Plan and the Agreement will continue in effect for successive 12‑month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

            The Plans permit the payment of fees to brokers and others for distribution and shareholder‑related administrative services and to broker‑dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares.  The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares.  The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant and Class R shares.

            In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EIS with respect to that class or classes, and (ii) the Fund would not be obligated to pay EIS for any amounts expended under the Agreement not previously recovered by EIS from distribution services fees in respect of shares of such class or classes through deferred sales charges.

            All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected.  Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EIS.  To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EIS.  Any Agreement will terminate automatically in the event of its assignment.  For more information about 12b-1 fees, see “Distribution and/or Service (Rule 12b-1) Fees” under “More Information about the Funds’ Fees and Expenses” in the prospectus and ”Distribution and/or Service (Rule 12b-1) Fees” under “Expenses” in Part 1 of this SAI. To the extent EIMC and EIS are compensated based on assets under management in the Evergreen funds, they may be considered to have an interest in the operation of the Plans.

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

            EIS will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Institutional Service and Class R shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).

The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

The rate of service fees of an Evergreen money market fund with Class A shares will be calculated quarterly at the rate of 0.075% per quarter of the average daily net asset value of such Eligible Shares (approximately 0.30% annually) during such quarter.

The rate of service fees of Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund for Class A shares will be calculated quarterly at the rate of 0.050% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.20% annually) during such quarter.

The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

The rate of service fees of a Fund with Participant and Class R Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

The amount of any service fee that exceeds 0.25% is considered an “asset-based sales charge” and is calculated into the appropriate maximum aggregate cap as specified in the rules of the National Association of Securities Dealers.

The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

EIS will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Class C Eligible Shares”).  Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter.  Service fees will be paid within five business days after the end of the service commission period in the respective quarter.  EIS will pay service fees only to the extent that such amounts have been paid to EIS by the Fund.

            No service fees are paid on sales of any Class I shares (also referred to as Institutional shares) of the Fund.

Commissions

            EIS pays commissions to investment firms for sales of Class A shares at the following rates:

Equity Funds (except Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund)	Your Investment	Dealer Commission as a % of Offering Price
	Up to $49,999	5.00%
	$50,000-$99,999	4.25%
	$100,000-$249,999	3.25%
	$250,000-$499,999	2.00%
	$500,000-$999,999	1.75%
	$1,000,000-$2,999,999	1.00% of the first $2,999,999, plus
	$3,000,000-$4,999,999	0.50% of the next $2,000,000, plus
	$5,000,000 or greater	0.25% of amounts equal to or over $5,000,000

Long-term Bond Funds and Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund, Evergreen Large Cap Equity Fund and Evergreen Equity Index Fund	Your Investment	Dealer Commission as a % of Offering Price
	Up to $49,999	4.25%
	$50,000-$99,999	4.25%
	$100,000-$249,999	3.25%
	$250,000-$499,999	2.00%
	$500,000-$999,999	1.75%
	$1,000,000-$2,999,999	1.00% of the first $2,999,999, plus*
	$3,000,000-$4,999,999	0.50% of the next $2,000,000, plus*
	$5,000,000 or greater	0.25% of amounts equal to or over $5,000,000*

  *  Evergreen Envision Funds and Evergreen Equity Index Fund pays 0.25% to investment firms for all amounts over $1,000,000.

Short-term Bond Funds	Your Investment	Dealer Commission as a % of Offering Price
	$0-$99,999	2.00
	$100,000-$249,999	1.50%
	$250,000-$499,999	1.25%
	$500,000-$999,999	0.75%
	$1,000,000-$4,999,999	0.50% of the first $4,999,999, plus
	$5,000,000 or greater	0.25% of amounts equal to or over $5,000,000**

** Evergreen Adjustable Rate Fund and Evergreen Limited Duration Fund pay 0.25% to investment firms for all amounts over $1,000,000.

            For Short-term Bond Funds EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 2.00% of shares sold at the time of purchase.

            EIS pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

EIS pays commissions to investment firms for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

EIS will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record (“Eligible Shares”).  Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter.  Such commissions will be paid by the twentieth day of the month before the end of the respective quarter.  Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

            No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Class R, Class S and Class S1 shares of a Fund.

TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

            The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code.  (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.)  In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or foreign currencies, and net income from certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.  By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains.  A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements with respect to each calendar year and with respect to each one-year period ending on October 31.   The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

            To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short‑term capital gains, if any).  The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income.  Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the current 15% rate of tax for other taxpayers who have met the relevant holding period requirements discussed below.  The Fund will inform shareholders of the amounts that so qualify.  If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

In order for dividends received by a Fund shareholder to be “qualified dividend income” (qualifying for the 15% rate of tax), the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

From time to time, the Fund will distribute the excess of its net long‑term capital gains over its short‑term capital loss to shareholders (i.e., capital gain dividends).  For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long‑term capital gains.  Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares. The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses.  These rules could therefore affect the amount, timing and character of distributions to shareholders.

Distributions by the Fund reduce its NAV.  A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital.  In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital.  Nevertheless, the shareholder may incur taxes on the distribution.  Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return.  Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

If more than 50% of the value of the Fund's total assets at the end of a fiscal year consists of securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The Fund intends to make such an election to the extent that its foreign taxes exceed $0.01 per share. If such election is made, the shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that would be to his advantage.  In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom.  As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

            For Funds that may invest an amount less than or equal to 50% of the value of its assets in foreign securities, income received by the Fund from its investments in foreign securities may also be subject to withholding and other taxes.  Tax Conventions between certain countries and the U.S. may reduce or eliminate such taxes.  Shareholders in such Funds that invest up to 50% of their assets in foreign securities will not be entitled to a credit or deduction with respect to such foreign taxes.

            The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Gains from the Fund's positions in foreign currencies may also accelerate and recharacterize the Fund's distributions to shareholders. Losses from such positions may lead to a return of capital to Fund shareholders.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income.  In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax‑exempt obligations at the close of each quarter.  An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year.  The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year.  If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a “substantial user” (as defined by the Code) of a facility financed with an issue of tax‑exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

            Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax‑exempt, will be treated as a tax preference item for alternative minimum tax purposes.  Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends.  Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income excluding long‑term capital gains received by the shareholder.

Taxes on the Sale or Exchange of Fund Shares

            Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares.  A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets.  Currently, capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% for an individual.  Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares.  The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares.  Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long‑term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

Other Tax Considerations

            Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund.  If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld.  Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

            The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons).  Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.  Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund.  The Fund will withhold a tax at a rate of 30% (or lower under a tax treaty) on all ordinary dividend distributions to non-U.S. persons.  The withholding obligation generally does not apply to properly designated dividends derived from certain interest income of the Fund or from short-term capital gains of the Fund which are paid with respect to Fund years beginning before January 1, 2008. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment.  Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable.  Purchases from underwriters will include the underwriting commission or concession.  Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.  Purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities.  Generally, the Fund will not pay brokerage commissions for such purchases.  When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession.  The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down.  When the Fund executes transactions in the over‑the‑counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

The advisor places orders for the purchase and sale of portfolio securities for a Fund's accounts with brokers or dealers selected by it in its discretion.  When buying and selling portfolio securities, the advisor seeks the best execution for the Fund's orders, considering a number of factors including without limitation:

1.         ability to provide the best net financial result to the Fund;

2.         efficiency in handling trades;

3.         ability to trade large blocks of securities;

4.         reliability (e.g., lack of failed trades);

5.         readiness to handle possibly difficult trades;

6.         inventory of securities sought;

7.         historical and currently quoted commission rates;

8.         kind and quality of the execution services;

9.         financial strength and stability; and

10.       provision of “brokerage and research services” (as defined in the Securities and Exchange Act of 1934, as amended (the "1934 Act")).

These factors are generally considered over multiple transactions covering extended periods of time and all of these factors are not always present or considered in the context of every transaction.

In reliance on the "safe harbor" provided by Section 28(e) of the 1934 Act, the advisor may cause the Fund to pay a broker-dealer that furnishes "brokerage and research services" (as defined in the 1934 Act) a higher commission for effecting securities transactions than what another broker-dealer would have charged for effecting that same transaction, provided that the advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the advisor to the accounts as to which it exercises investment discretion.  The services received include such matters as economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

Research and brokerage so received is in addition to, and not in lieu of, services required to be performed by the advisor and does not reduce the advisory fee payable by the Fund.  To the extent that services of value are received by an advisor, the advisor may avoid expenses that might otherwise be incurred.  It is possible that certain of the research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by an advisor.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions for such other account or investment company.

Wachovia Securities, LLC, an affiliate of the Fund’s investment advisor and a member of the New York and American Stock Exchanges, may effect portfolio transactions for the Fund. Wachovia Securities, LLC, is a majority-owned subsidiary of Wachovia Corporation, the Fund’s investment advisor’s parent.

            Although the advisor may use a broker-dealer that sells Fund shares to effect transactions for the Fund's portfolios, when selecting a broker for portfolio trades, the advisor may not consider the amount of Fund shares a broker has sold.

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients.  When a security is suitable for the investment goal of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client.   The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

ORGANIZATION

            The following is qualified in its entirety by reference to the Trust’s Declaration of Trust.

Description of Shares

            The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares.  Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class.  Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class.  Shareholders have no preemptive or conversion rights.  Shares are redeemable and transferable.

Voting Rights

            Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings.  At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of “NAV” applicable to such share.  Shares generally vote together as one class on all matters.  Classes of shares of the Fund have equal voting rights.  No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class.  Shares have non‑cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

            After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

            The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

            The Trust, its principal underwriter and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act (“Code of Ethics”).  Each of these Codes of Ethics permits Fund personnel to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts subject to certain restrictions and conditions and is on file with, and available from, the SEC.

Shareholder Liability

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund.  However, the Declaration of Trust states that no shareholder shall be personally liable for the debts, liabilities, obligations and expense incurred by, contracted for, or otherwise existing with respect to the Fund and provides that notice of such disclaimer may be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees.  The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for any obligation or liability of the Fund solely by reason of being or having been a shareholder.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is generally limited to the circumstances in which the Fund would be unable to meet its obligations.

INVESTMENT ADVISORY AGREEMENT

            On behalf of the Fund, the Trust has entered into an investment advisory and management agreement with the Fund’s investment advisor (the "Advisory Agreement").  Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets.  The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

              The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing  annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see “Expenses” in Part 1 of this SAI.

            The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares.  In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares.  The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

            For a discussion regarding the considerations of the Fund's Board of Trustees for approving or renewing the Fund's investment advisory agreements, please see either the Fund's Annual Report or Semiannual Report immediately following the approval or renewal of the Fund's contract for the most recent fiscal period.

Transactions Among Advisory Affiliates

            The Trust has adopted procedures pursuant to Rule 17a‑7 of the 1940 Act ("Rule 17a‑7 Procedures").  The Rule 17a‑7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor.  The Rule 17a‑7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor.  The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

MANAGEMENT OF THE TRUST

The Trust is supervised by a Board of Trustees.  The Trustees meet periodically throughout the year to oversee the Fund’s activities, reviewing, among other things, the Fund’s performance and its contractual arrangements with various service providers.  Each Trustee is paid a fee for his or her services.  See “Expenses-Trustee Compensation” in Part 1 of this SAI.

            The Trust has an Executive Committee which consists of K. Dun Gifford, Dr. Russell A. Salton, III and the Chairman of the Board, Michael S. Scofield, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings, acts on routine matters between scheduled Board meetings and reviews and resolves conflicts of interest between the Fund and the Fund's investment advisor or its affiliates.  The Executive Committee also functions as the Nominating Committee and the Qualified Legal Compliance Committee (as further described below).  In addition, members of the Executive Committee serve on the 15(c) Committee (as further described below). As of July 14, 2006, the Executive Committee assumed the responsibilities of the Litigation Oversight Committee, which was dissolved. The Executive Committee assumed responsibilities for overseeing and assisting Trustee oversight of: litigation commenced by or against the Evergreen funds; litigation commenced by or against any service provider to the Funds that relates to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds; non-routine regulatory actions, examinations, inspections, or other activities in respect of any service provider to the Funds that relate to its services to the Funds or that may have a material effect on the service provider’s ability to perform its services to the Funds. For the fiscal year ended February 28, 2007, the Executive Committee held 28 committee meetings.

            The Nominating Committee is responsible for nominating candidates for election to the Board of Trustees by the full Board.  The Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as it deems appropriate, including EIMC.  The Committee will consider nominations for openings on the Board of Trustees from shareholders who have separately or as a group held for at least one full year at least 5% of the outstanding shares of a Fund.  Shareholder recommendations should be sent to the attention of the Committee in care of the Fund’s Secretary and should include biographical information, including the proposed nominee’s business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Trustee, if applicable.

            The Qualified Legal Compliance Committee is responsible for establishing written procedures for the confidential receipt, retention and consideration of any report of evidence of a material violation of an applicable U.S. federal or state securities law, a material breach of a fiduciary duty arising under U.S. federal or state law, or a similar material violation of any U.S. federal or state law by a Fund or by any officer, Trustee, employee or agent of a Fund.  The Committee is also responsible for determining whether an investigation is necessary regarding any report of evidence of a material violation.  If it is determined that there has been a material violation, the Committee is responsible for informing the Fund’s chief legal officer and chief executive officer and taking all other appropriate actions to respond to evidence of a material violation.

            The Fund has a 15(c) Committee which consists of Charles A. Austin, III, K. Dun Gifford, Dr. Leroy Keith, Jr., Dr. Russell A. Salton, III, Richard J. Shima and the Chairman of the Committee, Michael S. Scofield, each of whom is an Independent Trustee. The 15(c) Committee is responsible for gathering relevant information to assist the full Board in fulfilling its obligations relating to the initial approval and renewal of advisory and distribution contracts pursuant to Section 15 of the 1940 Act.  It may request information from and submit questions to the Fund's investment advisor and its affiliates in order for the full Board of Trustees to determine whether or not to enter into or renew Fund contracts. For the fiscal year ended February 28, 2007, the 15(c) Committee held four committee meetings.

The Trust has an Audit Committee which consists of Dr. Russell A. Salton, III, Patricia B. Norris and the Chairman of the Committee, Charles A. Austin III, each of whom is an Independent Trustee.  The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. As of July 14, 2006, the Audit Committee assumed the responsibilities of the Pricing Committee, which was dissolved.  The Audit Committee assumed the responsibilities for overseeing and assisting Trustee oversight of matters related to pricing and valuation of portfolio securities. For the fiscal year ended February 28, 2007, the Audit Committee held seven committee meetings.

            The Trust has a Distribution, 12b-1, and Service Committee (formerly the 12b-1 Committee) which consists of William W. Pettit and the Chairman of the Committee, Dr. Leroy Keith, Jr., each of whom is an Independent Trustee. The Distribution, 12b-1, and Service Committee oversees and assists Trustee oversight of: the means by which shares of the Evergreen funds are distributed; expenditures by the Funds’ distributor of amounts paid under the Funds’ Rule 12b-1 plans; the nature and quality of services provided by the Funds’ transfer agent; and the overall level of servicing provided to shareholders in the Funds.   For the fiscal year ended February 28, 2007, the Distribution, 12b-1, and Service Committee held four committee meetings.

            The Trust has a Performance Committee which consists of Gerald McDonnell, K. Dun Gifford, David M. Richardson, Richard Wagoner and the Chairman of the Committee, Richard J. Shima.  The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds and assesses the performance of the Evergreen funds. With the exception of Mr. Wagoner, the members of the Performance Committee are Independent Trustees. For the fiscal year ended February 28, 2007, the Performance Committee held four committee meetings.

            Set forth below are the Trustees of each of the fifteen Evergreen Trusts.  The address for each Trustee is P.O. Box 20083, Charlotte, North Carolina 28202. All shareholder communications should be sent to this address.

Independent Trustees:

Name and

Date of Birth	Position with Trust	Beginning Year of Term of Office[1]	Principal Occupations for Last Five Years	Number of Portfolios Overseen in Evergreen Fund Complex[2]as of 12/31/2006	Other Directorships held outside of Evergreen Fund Complex
Charles A. Austin III DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)	94	None
K. Dun Gifford DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College	94	None
Dr. Leroy Keith, Jr. DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services	94	Trustee, Phoenix Fund Complex (consisting of 60 portfolios as of 12/31/06)
Gerald M. McDonnell DOB: 7/14/1939	Trustee	1988	Manager of Commercial Operations, CMC Steel (steel producer)	94	None
Patricia B. Norris DOB: 4/9/1948	Trustee	2006	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)	94	None
William Walt Pettit DOB: 8/26/1955	Trustee	1984	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)	94	None
David M. Richardson DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden LLC (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications)	94	None
Dr. Russell A. Salton, III DOB: 6/2/1947	Trustee	1984	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource Associates, Inc.	94	None
Michael S. Scofield DOB: 2/20/1943	Trustee	1984	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)	94	None
Richard J. Shima DOB: 8/11/1939	Trustee	1993	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)	94	None

Interested Trustee:

Richard K. Wagoner, CFA[3] DOB: 12/12/1937	Trustee	1999	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society	94	None

1      Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by the Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.

2      As of December 31, 2006, the Evergreen Fund Complex consisted of ten open-end investment management companies representing eighty-nine separate series and five closed-end funds.

3      Mr. Wagoner is an "interested person" of the Evergreen funds because of his ownership of shares in Wachovia Corporation, the parent to the Evergreen funds' investment advisor.

Trustee Ownership of Evergreen Funds Shares

            Set forth in the table below are the names of the Evergreen funds in which the Trustees are invested. Amounts reflected include amounts received through the Trustees’ Deferred Compensation Plan. The table shows the dollar range of each Trustee’s investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2006.

Independent Trustees:

Trustee	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Investments in Evergreen Fund Complex
Charles A. Austin III	Evergreen Equity Income Fund[1]	Over $100,000	Over $100,000
	Evergreen Global Opportunities Fund[2]	Over $100,000
	Evergreen Health Care Fund[2]	Over $100,000
	Evergreen International Equity Fund[1]	Over $100,000
	Evergreen Large Cap Equity Fund[1]	Over $100,000
	Evergreen Mid Cap Growth Fund[1]	Over $100,000
	Evergreen Omega Fund[1]	$50,001-$100,000
	Evergreen Precious Metals Fund	$50,001-$100,000
	Evergreen Utility and Telecommunications Fund	$10,001-$50,000
K. Dun Gifford	Evergreen Asset Allocation Fund	$50,001-$100,000	Over $100,000
	Evergreen Emerging Markets Growth Fund	$50,001-$100,000
	Evergreen Equity Income Fund	$50,001-$100,000
	Evergreen Fundamental Large Cap Fund	$10,001-$50,000
	Evergreen Global Opportunities Fund	Over $100,000
	Evergreen Health Care Fund	$10,001-$50,000
Dr. Leroy Keith, Jr.	Evergreen Asset Allocation Fund	$1-$10,000	Over $100,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Diversified Bond Fund	$10,001-$50,000
	Evergreen Global Opportunities Fund	$10,001-$50,000
	Evergreen Limited Duration Fund	$10,001-$50,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Money Market Fund	$10,001-$50,000
	Evergreen Omega Fund	$1-$10,000
	Evergreen Utilities and High Income Fund	$1-$10,000
	Evergreen Utility and Telecommunications Fund	$1-$10,000
Gerald M. McDonnell	Evergreen Adjustable Rate Fund	$10,001-$50,000	Over $100,000
	Evergreen Asset Allocation Fund[1]	$50,001-$100,000
	Evergreen Balanced Fund[1]	$50,001-$100,000
	Evergreen Emerging Markets Growth Fund	$10,001-$50,000
	Evergreen Equity Income Fund	$10,001-$50,000
	Evergreen Fundamental Large Cap Fund[2]	Over $100,000
	Evergreen Global Large Cap Equity Fund[1]	$10,001-$50,000
	Evergreen Health Care Fund	$10,001-$50,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Large Cap Value Fund[1]	$50,001-$100,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Money Market Fund[2]	Over $100,000
	Evergreen Omega Fund[1]	$10,001-$50,000
	Evergreen Short Intermediate Bond Fund	$1-$10,000
	Evergreen Strategic Municipal Bond Fund	$10,001-$50,000
	Evergreen Utilities and High Income Fund	$1-$10,000
Patricia B. Norris	Evergreen Disciplined Small-Mid Value Fund	$10,001-$50,000	Over $100,000
	Evergreen Disciplined Value Fund	$10,001-$50,000
	Evergreen Emerging Markets Growth Fund	$10,001-$50,000
	Evergreen Global Opportunities Fund	$10,001-$50,000
	Evergreen Growth Fund	$10,001-$50,000
	Evergreen Health Care Fund	$10,001-$50,000
	Evergreen International Equity Fund	$10,001-$50,000
	Evergreen Precious Metals Fund	$10,001-$50,000
	Evergreen Utility and Telecommunications Fund	$10,001-$50,000
William Walt Pettit	Evergreen Asset Allocation Fund[1]	$1-$10,000	Over $100,000
	Evergreen Balanced Fund[1]	$1-$10,000
	Evergreen Disciplined Value Fund[1]	$1-$10,000
	Evergreen Emerging Markets Growth Fund	$10,001-$50,000
	Evergreen Equity Income Fund[1]	$1-$10,000
	Evergreen Fundamental Large Cap Fund[2]	Over $100,000
	Evergreen Global Large Cap Equity Fund[2]	$10,001-$50,000
	Evergreen Global Opportunities Fund[2]	Over $100,000
	Evergreen Growth Fund[1]	Over $100,000
	Evergreen Health Care Fund[2]	Over $100,000
	Evergreen International Equity Fund[2]	$10,001-$50,000
	Evergreen Large Cap Equity Fund[1]	Over $100,000
	Evergreen Large Cap Value Fund[1]	$1-$10,000
	Evergreen Mid Cap Growth Fund[1]	$1-$10,000
	Evergreen Money Market Fund	$10,001-$50,000
	Evergreen Utility and Telecommunications Fund[2]	Over $100,000
David M. Richardson	Evergreen Asset Allocation Fund	$50,001-$100,000	Over $100,000
	Evergreen Managed Income Fund	$50,001-$100,000
	Evergreen Precious Metals Fund	$10,001-$50,000
	Evergreen Special Values Fund	$10,001-$50,000
	Evergreen Utilities and High Income Fund	$50,001-$100,000
Dr. Russell A. Salton, III	Evergreen Asset Allocation Fund[1]	Over $100,000	Over $100,000
	Evergreen Fundamental Large Cap Fund[1]	$1-$10,000
	Evergreen Global Opportunities Fund[1]	Over $100,000
	Evergreen Large Cap Equity Fund[1]	$10,001-$50,000
	Evergreen Large Cap Value Fund[1]	Over $100,000
Michael S. Scofield	Evergreen Asset Allocation Fund	$10,001-$50,000	Over $100,000
	Evergreen Balanced Fund[2]	Over $100,000
	Evergreen Core Bond Fund[1]	$50,001-$100,000
	Evergreen Disciplined Value Fund	$10,001-$50,000
	Evergreen Equity Index Fund	$10,001-$50,000
	Evergreen Global Opportunities Fund	$10,001-$50,000
	Evergreen Health Care Fund	$10,001-$50,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Omega Fund	$10,001-$50,000
	Evergreen Special Equity Fund	$10,001-$50,000
	Evergreen Utility and Telecommunications Fund	$10,001-$50,000
Richard J. Shima	Evergreen Asset Allocation Fund[1]	Over $100,000	Over $100,000
	Evergreen Balanced Fund	$50,001-$100,000
	Evergreen Connecticut Municipal Bond Fund	$50,001-$100,000
	Evergreen Fundamental Large Cap Fund[1]	$50,001-$100,000
	Evergreen Global Large Cap Equity Fund	Over $100,000
	Evergreen Global Opportunities Fund	Over $100,000
	Evergreen Income Advantage Fund	$10,001-$50,000
	Evergreen International Balanced Income Fund	$10,001-$50,000
	Evergreen International Equity Fund	$10,001-$50,000
	Evergreen Large Cap Equity Fund[1]	$50,001-$100,000
	Evergreen Large Cap Value Fund[1]	Over $100,000
	Evergreen Managed Income Fund	$10,001-$50,000
	Evergreen Omega Fund	$50,001-$100,000
	Evergreen Utilities and High Income Fund	$10,001-$50,000

Interested Trustee:

Richard K. Wagoner	Evergreen Balanced Fund	$10,001-$50,000	Over $100,000
	Evergreen Equity Income Fund	Over $100,000
	Evergreen Income Advantage Fund	$1-$10,000
	Evergreen Managed Income Fund	$1-$10,000
	Evergreen Mid Cap Growth Fund	Over $100,000
	Evergreen Money Market Fund	Over $100,000
	Evergreen Municipal Money Market Fund	$10,001-$50,000
	Evergreen Omega Fund	Over $100,000
	Evergreen Special Values Fund	Over $100,000
	Evergreen Treasury Money Market Fund	$1-$10,000
	Evergreen Utilities and High Income Fund	$1-$10,000

1         Invested through the Trustees’ Deferred Compensation Plan.  The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account.  The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee.

2         Amount shown includes direct investments as well as investments through the Trustees' Deferred Compensation Plan. Dollar ranges of investments held directly in these funds are as follows: Mr. Austin – Evergreen Global Opportunities Fund, $50,001-$100,000; Evergreen Health Care Fund, $10,001 - $50,000. Mr. McDonnell – Evergreen Fundamental Large Cap Fund, $10,001 - $50,000 and Evergreen Money Market Fund, $1 - $10,000. Mr. Pettit – Evergreen Fundamental Large Cap Fund, $10,001 - $50,000; Evergreen Global Large Cap Equity Fund, $1 - $10,000; Evergreen Global Opportunities Fund, $10,001 - $50,000; Evergreen Health Care Fund, $10,001 - $50,000; Evergreen International Equity Fund, $10,001 - $50,000; Evergreen Utility and Telecommunications Fund, $10,001 - $50,000. Mr. Scofield – Evergreen Balanced Fund, $10,001-$50,000.

Set forth below are the principal officers of each of the fifteen Evergreen Trusts.

Name, Address and Date of Birth	Position with Trust	Principal Occupation for Last Five Years
Dennis H. Ferro 401 S. Tryon Charlotte, NC 28288 DOB: 6/20/1945	President since 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.
Kasey Phillips 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1970	Treasurer since 2005[1]	Senior Vice President, Evergreen Investment Services, Inc.; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.
Jeremy DePalma 200 Berkeley Street Boston, MA 02116 DOB: 2/5/1974	Treasurer since 2005[1]	Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.
Michael H. Koonce 200 Berkeley Street Boston, MA 02116 DOB: 4/20/1960	Secretary since 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin 200 Berkeley Street Boston, MA 02116 DOB: 9/20/1965	Chief Compliance Officer since 2007

Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Company, Inc; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1         Kasey Phillips is the Treasurer for Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Municipal Trust, Evergreen Select Fixed Income Trust, Evergreen Global Dividend Opportunity Fund, Evergreen Income Advantage Fund, Evergreen Multi-Sector Income Fund, Evergreen Utilities and High Income Fund and Evergreen International Balanced Income Fund.  Jeremy DePalma is the Treasurer to Asset Allocation Trust, Evergreen Equity Trust, Evergreen Money Market Trust, Evergreen Select Equity Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust.

Officers and certain Trustees of the Funds may be affiliated persons of the Funds and an affiliated person of EIMC or EIS by virtue of their positions as an officer or employee of EIMC or EIS.

POLICY FOR DISSEMINATION OF PORTFOLIO HOLDINGS

            A complete listing of portfolio holdings for every Fund as of the calendar quarter end will be available to the public approximately 15 calendar days after the calendar quarter end. Such listing will be posted to EvergreenInvestments.com as soon after the 15 days as possible. In addition, certain Funds (such as Evergreen money market funds) may make available to the public a complete list of holdings as of month end, posted to EvergreenInvestments.com within approximately 15 calendar days after the month end.  Once released to the Web site, there are no restrictions on providing the data to any shareholder or external party.

            Except as described below, no other dissemination of portfolio holdings is allowed to any shareholder, potential shareholder or party external to Evergreen except those disclosed below and disseminations (i) required by law, (ii) to affiliated or unaffiliated service providers (including the investment advisor, custodian, transfer agent, principal underwriter, etc.) that have a legal or contractual duty to keep such information confidential, (iii) to other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as the Fund's legal counsel and independent registered public accounting firm), or (iv) to institutional investment consultants or mutual fund analytical firms and, in such cases, only where there are signed confidentiality agreements in place. Institutional investment consultants are those organizations who utilize fund holdings data and characteristics such as beta, P/E ratio, etc. to screen investment vehicles for their large, institutional clients.  These consultants typically compare the Funds against other investment firms’ products to see which is most suitable for the clients.  In presentations to clients, these consultants will sometimes provide data regarding the Funds and how they compared to products of other investment advisors.  The confidentiality agreements applicable to these situations preclude these firms from providing any client with holdings data until the 15th calendar day after quarter end when the data is available to the public.

            This policy applies to affiliates of Evergreen such as Wachovia Trust and Wachovia Securities.  Officers of the Funds may authorize disclosure of the Fund’s portfolio securities in accordance with this policy.  The Fund’s Board reviewed this policy and has designated a chief compliance officer to be responsible for monitoring compliance with the policy.  The chief compliance officer reports directly to the Board.

            As of the date of this SAI, the Funds had ongoing arrangements with the following recipients to make available non-public portfolio holdings information relating to the Funds:

Recipient	Purpose	Timing
State Street Bank and Trust Company	Funds’ custodian, tax service provider and securities lending agent	Daily
KPMG LLP	Funds’ independent registered public accounting firm	As necessary in connection with financial statements and SEC filings
EIS	Funds’ administrator	Daily
ESC	Funds’ transfer agent	Quarterly
EIMC	Funds’ investment advisor	Daily
Moody's Investor Services, Inc.	Provides rating services for the Funds	Weekly
Capital Access International	Analytical	Monthly
Lipper	Analytical	Monthly
Northern Trust Company	Analytical	Monthly
Thomson Financial, Inc.	Analytical	Monthly
Wachovia Fiduciary Compliance	Compliance Filings	Quarterly
JPMorgan Chase Bank	Funds’ securities lending agent	Daily
Wachovia Bank N.A.	Funds’ securities lending agent	Daily

            Once portfolio holdings information is made public, there are no restrictions on providing the data to any shareholder or other party.

CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns.  A rating is an opinion of an issuer’s ability to pay interest and/or principal when due.  Ratings reflect an issuer’s overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody’s.  The Fund may also rely on ratings provided by Fitch.  Rating systems are similar among the different services.  As an example, the chart below compares basic ratings for long-term bonds.  The “Credit Quality” terms in the chart are for quick reference only.  Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS

MOODY’S	S&P	FITCH	Credit Quality
Aaa	AAA	AAA	Excellent Quality (lowest risk) *
Aa	AA	AA	Almost Excellent Quality (very low risk) *
A	A	A	Good Quality (low risk) *
Baa	BBB	BBB	Satisfactory Quality (some risk) *
Ba	BB	BB	Questionable Quality (definite risk) **
B	B	B	Low Quality (high risk) **
Caa/Ca/C	CCC/CC/C	CCC/CC/C	In or Near Default **
	D	DDD/DD/D	In Default **

* Considered investment grade.

** Considered below investment grade.

CORPORATE BONDS

LONG-TERM RATINGS

Moody’s Corporate Long-Term Bond Ratings

Aaa  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AaBonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are ratedA possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Baare judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CC, and C are regarded as having significant speculative characteristics.  BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action.  An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  ‘DDD’ obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.  “DD” indicates potential recoveries in the range of 50%-90% and ‘D’ the lowest recovery potential, i.e., below 50%.

Entities rated in this categoryhave defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations, while entities rated ‘D’ have a poor prospect of repaying all obligations.

+ or -may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

CORPORATE SHORT-TERM RATINGS

Moody’s Corporate Short-Term Issuer Ratings

Prime-1  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not PrimeIssuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B  A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C  A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected.  S&P changes ratings to D either:

On the day an interest and/or principal payment is due and is not paid.  An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue.  In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

MUNICIPAL BONDS

LONG-TERM RATINGS

Moody’s Municipal Long-Term Bond Ratings

Aaa  Bonds rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds ratedA possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B  Bonds rated B generally lack characteristics of the desirable investment.   Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C  Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA  An obligation rated AAA has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated AA differs from the highest-rated obligations only in small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.   However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:As described below, obligations rated  BB, B, CCC, CC and C are regarded as having significant speculative characteristics.   BB indicates the least degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated BB is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet it financial commitment on the obligation.

CCC  An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated CC is currently highly vulnerable to nonpayment.

C  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA  Highest credit quality.   AAA ratings denote the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  AA ratings denote a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  A ratings denote a lower expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality.  BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade

BB  Speculative.  BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.  Securities rated in this category are not investment grade.

B  Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.  A CC rating indicates that default of some kind appears probable.  C ratings signal imminent default.

DDD, DD, D  Default.  The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.  While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.  DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.  DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations.  Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process.  Entities rated DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or -may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

SHORT-TERM MUNICIPAL RATINGS

Moody’s Municipal Short-Term Issuer Ratings

Prime-1   Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

--  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

--  Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

--  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Not PrimeIssuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Municipal Short-Term Loan Ratings

MIG 1  This designation denotes best quality.  There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2  This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3  This designation denotes favorable quality.  Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG  This designation denotes speculative quality.  Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1   This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3  Issues carrying this designation have an adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B  Issues rated B are regarded as having only speculative capacity for timely payment.

C  This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1  Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1  Highest credit quality.  Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2  Good credit quality.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B  Speculative.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C  High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

ADDITIONAL INFORMATION

            Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

            No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EIS, and no person is entitled to rely on any information or representation not contained therein.

            The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

Appendix A

The Fund's Board of Trustees has approved the following Proxy Voting Policy and Procedures on behalf of the Fund. These policies and procedures are that of the investment advisor.  The Fund's Proxy Voting Records indicating how each Evergreen fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 of each year may be obtained, without charge, by visiting our Web site at EvergreenInvestments.com or the SEC’s website at http://www.sec.gov.

Evergreen Investment Management Company, LLC

Proxy Voting Policy and Procedures

February 1, 2007

Statement of Principles

Evergreen Investment Management Company (Evergreen) recognizes it has a fiduciary duty to vote proxies on behalf of clients who have delegated such responsibility to Evergreen, and that in all cases proxies should be voted in a manner reasonably believed to be in the clients' best interest.

Proxy Committee

Evergreen has established a proxy committee (Committee) which is a sub-committee of Evergreen's Investment Policy Committee. The Committee is responsible for approving Evergreen's proxy voting policies, procedures and guidelines, for overseeing the proxy voting process, and for reviewing proxy voting on a regular basis. The Committee will meet quarterly to review reports of all proxies voted for the prior period and to conduct other business as required.

Share Blocking

Evergreen does not vote global proxies, with share blocking restrictions, requiring shares to be prohibited from sale.

Conflicts of Interest

Evergreen recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of its clients. Such circumstances may include, but are not limited to, situations where Evergreen or one or more of its affiliates has a client or customer relationship with the issuer of the security that is the subject of the proxy vote.

In most cases, structural and informational barriers within Evergreen and Wachovia Corporation will prevent Evergreen from becoming aware of the relationship giving rise to the potential conflict of interest. In such circumstances, Evergreen will vote the proxy according to its standard guidelines and procedures described above.

If persons involved in proxy voting on behalf of Evergreen become aware of a potential conflict of interest, the Committee shall consult with Evergreen's Legal Department and consider whether to implement special procedures with respect to the voting of that proxy, including whether an independent third party should be retained to vote the proxy.

Concise Domestic Proxy Voting Guidelines

The following is a concise summary of the Evergreen Investments Management Company LLC proxy voting policy guidelines for 2007.

1. Auditors

Ratifying Auditors

Vote FOR proposals to ratify auditors, unless:

An auditor has a financial interest in or association with the company, and is therefore not independent;

There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

Composition of the board and key board committees;

Attendance at board and committee meetings;

Corporate governance provisions and takeover activity;

Disclosures under Section 404 of the Sarbanes-Oxley Act;

Long-term company performance relative to a market and peer index;

Extent of the director’s investment in the company;

Existence of related party transactions;

Whether the chairman is also serving as CEO;

Whether a retired CEO sits on the board;

Number of outside boards at which a director serves.

Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

Sit on more than six public company boards;

Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

The company’s poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section “Performance Test for Directors”.

WITHHOLD from inside directors and affiliated outside directors when:

The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

The non-audit fees paid to the auditor are excessive;

A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

There is a negative correlation between chief executive pay and company performance;

The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

The company fails to submit one-time transfers of stock options to a shareholder vote;

The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

Presiding at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

Serving as liaison between the chairman and the independent directors,

Approving information sent to the board,

Approving meeting agendas for the board,

Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

Having the authority to call meetings of the independent directors,

If requested by major shareholders, ensuring that he is available for consultation and direct communication;

Two-thirds independent board;

All-independent key committees;

Established governance guidelines;

The company does not under-perform its peers.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

Long-term financial performance of the target company relative to its industry;

Management’s track record;

Background to the proxy contest;

Qualifications of director nominees (both slates);

Strategic plan of dissident slate and quality of critique against management;

Likelihood that the proposed goals and objectives can be achieved (both slates);

Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

Shareholders have approved the adoption of the plan; or

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

No lower than a 20 percent trigger, flip-in or flip-over;

A term of no more than three years;

No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Poor Pay Practices

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices, such as:

Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

Huge bonus payouts without justifiable performance linkage or proper disclosure;

Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

New CEO awarded an overly generous new hire package (e.g., including excessive “make whole” provisions or any of the poor pay practices listed in this policy);

Excessive severance provisions (e.g., including excessive change in control payments);

Change in control payouts without loss of job or substantial diminution of job duties;

Internal pay disparity;

Options backdating (covered in a separate policy); and

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

The total cost of the company’s equity plans is unreasonable;

The plan expressly permits the repricing of stock options without prior shareholder approval;

There is a disconnect between CEO pay and the company’s performance;

The company’s three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or

The plan is a vehicle for poor pay practices.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation plan are met and disclosed in the proxy statement:

Stock ownership guidelines with a minimum of three times the annual cash retainer.

Vesting schedule or mandatory holding/deferral period:

A minimum vesting of three years for stock options or restricted stock; or

Deferred stock payable at the end of a three-year deferral period.

A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

No retirement/benefits and perquisites for non-employee directors; and

A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

Purchase price is at least 85 percent of fair market value;

Offering period is 27 months or less; and

The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

Limits on employee contribution (a fixed dollar amount or a percentage of base salary);

Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

No discount on the stock price on the date of purchase since there is a company matching contribution.

Options Backdating

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

Length of time of options backdating;

Size of restatement due to options backdating;

Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recouping option gains on backdated grants;

Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

A trigger beyond the control of management;

The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

Change-in-control payments should be double-triggered, i.e., (1) after a change in the company’s ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

The company is conducting animal testing programs that are unnecessary or not required by regulation;

The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards.

Drug Pricing and Re-importation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

The existing level of disclosure on pricing policies;

Deviation from established industry pricing norms;

The company’s existing initiatives to provide its products to needy consumers;

Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

New legislation is adopted allowing development and drilling in the ANWR region;

The company intends to pursue operations in the ANWR; and

The company has not disclosed an environmental risk report for its ANWR operations.

Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

The company does not maintain operations in Kyoto signatory markets;

The company already evaluates and substantially discloses such information; or,

Greenhouse gas emissions do not significantly impact the company’s core businesses.

Political Contributions

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

Past performance as a closed-end fund;

Market in which the fund invests;

Measures taken by the board to address the discount; and

Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Concise Global Proxy Voting Guidelines

Following is a concise summary of general policies for voting global proxies. In addition, country- and market-specific policies, which are not captured below.

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

there are concerns about the accounts presented or audit procedures used; or

the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

there are serious concerns about the accounts presented or the audit procedures used;

the auditors are being changed without explanation; or

nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

there are serious concerns about the statutory reports presented or the audit procedures used;

questions exist concerning any of the statutory auditors being appointed; or

the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

the payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

Director Elections

Vote FOR management nominees in the election of directors, unless:

Adequate disclosure has not been met in a timely fashion;

There are clear concerns over questionable finances or restatements;

There have been questionable transactions with conflicts of interest;

There are any records of abuses against minority shareholder interests; and

The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.

Director Compensation

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

there are serious questions about actions of the board or management for the year in question; or

legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

the specific purpose of the increase (such as a share-based acquisition or merger) does not meet established guidelines for the purpose being proposed; or

the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets established guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

clear evidence of past abuse of the authority is available; or

the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, we review publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, we place emphasis on the offer premium, market reaction, and strategic rationale.

Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause more scrutiny.

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? We will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

EVERGREEN SELECT MONEY MARKET TRUST

PART C

OTHER INFORMATION

Item 23.    Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location

(a)	Amended and Restated Declaration of Trust	Contained herein

(b)	By-laws (Amended and Restated)	Incorporated by reference to Registrant's Post-Effective Amendment No. 16 Filed on April 27, 2001

(c)

Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust Articles II, III.(6)(c),  IV.(8), V, VI, VI.(3), VII, VIII and By-laws Articles II, III and VIII.

Included as part of Exhibit a and b above

(d)	Investment Advisory and Management Agreement between the Registrant and Evergreen Investment Management Company, LLC	Incorporated by reference to Registrant's Post-Effective Amendment No. 30 Filed on June 23, 2006

(e)(1)

Principal Underwriting Agreement between the Registrant and Evergreen Investment Services, Inc. (Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource share classes)

Incorporated by reference to Registrant's Post-Effective Amendment No. 28 Filed on June 30, 2004

(e)(2)	Specimen of Dealer Agreement used by Evergreen Investment Services, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 29 Filed on June 30, 2005

(e)(3)	Amendment to Dealer Agreement	Incorporated by reference to Registrant's Post-Effective Amendment No. 29 Filed on June 30, 2005

(f)	Deferred Compensation Plan	Incorporated by reference to Registrant's Post-Effective Amendment No. 23 Filed on June 28, 2002

(g)(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company	Incorporated by reference to Registrant's Post-Effective Amendment No. 2 Filed on May 29, 1998

(g)(2)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated July 6, 2000	Contained herein

(g)(3)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated June 29, 2001	Contained herein

(g)(4)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated January 19, 2006	Contained herein

(g)(5)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 7, 2006	Contained herein

(g)(6)	Letter Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company Evergreen Prime Cash Management Money Market Fund	Incorporated by reference to Registrant's Post-Effective Amendment No. 24 Filed on October 25, 2002

(g)(7)	Letter Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company Evergreen Institutional U.S. Government Money Market Fund	Contained herein

(g)(8)	Amended Pricing Schedule to Custodian Agreement between the Registrant and State Street Bank and Trust Company	Contained herein

(h)(1)	Master Administration Agreement between Evergreen Investment Services, Inc. and the Registrant	Contained herein

(h)(2)	Master Transfer and Recordkeeping Agreement between the Registrant and Evergreen Service Company, LLC	Contained herein

(h)(3)	Letter Amendment to Transfer Agent Agreement between the Registrant and Evergreen Service Company, LLC Evergreen Prime Cash Management Money Market Fund	Incorporated by reference to Registrant's Post-Effective Amendment No. 24 Filed on October 25, 2002

(h)(4)	Tax Services Administration Agreement between Evergreen Investment Services, Inc. and State Street Bank and Trust Company	Contained herein

(i)(1)	Opinion and Consent of Sullivan & Worcester LLP	Incorporated by reference to Registrant's Registration Statement Filed on December 12, 1997

(j)(1)

  Consent of KPMG LLP
  Evergreen Institutional Money Market Fund
  Evergreen Institutional Municipal Money Market Fund
  Evergreen Institutional Treasury Money Market Fund
  Evergreen Institutional U.S. Government Money Market Fund
  Evergreen Institutional 100% Treasury Money Market Fund
  Evergreen Prime Cash Management Money Market Fund,

Contained herein

(k)	Not applicable

(l)	Not applicable

(m)(1)	Administrative Class 12b-1 Distribution Plan between Registrant and Evergreen Investment Services, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(m)(2)	Investor Class 12b-1 Distribution Plan between Registrant and Evergreen Investment Services, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(m)(3)	Institutional Service Class 12b-1 Distribution Plan between Registrant and Evergreen Investment Services, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(m)(4)	Participant Class 12b-1 Distribution Plan between Registrant and Evergreen Investment Services, Inc.	Incorporated by reference to Registrant's Post-Effective Amendment No. 25 Filed on March 28, 2003

(n)	Multiple Class Plan	Incorporated by reference to Registrant's Post-Effective Amendment No. 27 Filed on October 28, 2003

(o)	Not applicable

(p)(1)	Code of Ethics of Evergreen Investment Management Company, LLC	Incorporated by reference to Registrant's Post-Effective Amendment No. 29 Filed on June 30, 2005

(p)(2)	Code of Ethics of Evergreen (Evergreen Funds)	Incorporated by reference to Registrant's Post-Effective Amendment No. 30 Filed on June 23, 2006

Item 24.       Persons Controlled by or Under Common Control with Registrant.

None

Item 25.       Indemnification.

Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

Provisions for the indemnification of the Registrant's Investment Advisor are contained in the respective Investment Advisory and Management Agreement.

Provisions for the indemnification of Evergreen Investment Services, Inc., the Registrant's principal underwriter and administrator, are contained in the Principal Underwriting Agreement and Master Administrative Services Agreement, respectively, between Evergreen Investment Services, Inc. and the Registrant.

Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant’s transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

Provisions for the indemnification of State Street Bank and Trust Co., the Registrant’s custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co. and the Registrant.

Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's financial administrator, are contained in the Tax Services Administration Agreement between State Street Bank and Trust Co. and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

The Directors and principal executive officers of Wachovia Bank, N.A. are:

G. Kennedy Thompson	Chairman, Chief Executive Officer and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor	Executive Vice President, Secretary & General Counsel, Wachovia Corporation; Secretary and Executive Vice President, Wachovia Bank, N.A.

Thomas J. Wurtz	Senior Executive Vice President and Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, 301 S. College St., Charlotte, NC 28288-0630.

The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriter.

Evergreen Investment Services, Inc. (EIS) acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen “fund complex” as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Information on the officers and directors of EIS is set forth below.  The principal business address is 200 Berkeley Street, Boston, Massachusetts 02116-50354:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds

Peter W. Brennan	Senior Vice President	None
Peter Cieszko	President	None
Timothy F. Curtin	Senior Vice President	None
Dennis H. Ferro	Director	President
Michael H. Koonce	Senior Vice President, General Counsel and Secretary	Secretary
Dana Marsh	Chief Compliance Officer	None
Matthew C. Moss	Senior Vice President, Treasurer and Chief Financial Officer	None
W. Douglas Munn	Director	None

Item 28.       Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288

Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

NOTICE

A copy of the Certificate of Trust of Evergreen Select Money Market Trust (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The State of Delaware and notice is hereby given that this instrument is executed on behalf of the Trust by trustees and officers of the Trust as officers and trustees and not individually and that the obligations of or arising out of this instrument are not binding upon any of the officers or trustees of the Trust or shareholders individually or of any series of the Trust individually but are binding only upon the assets and property of the Trust or the relevant series.

---------------------------------------

POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                  Title

/s/ Charles A. Austin, III                                                        Trustee

Charles A. Austin, III

---------------------------------------

POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                  Title

/s/ K. Dun Gifford                                                                    Trustee

K. Dun Gifford

---------------------------------------

POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                  Title

/s/ Leroy Keith, Jr.                                                                    Trustee

Leroy Keith, Jr.

---------------------------------------

POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                   Title

/s/ Gerald M. McDonnell                                                         Trustee

Gerald M. McDonnell

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                  Title

/s/ William W. Pettit                                                                  Trustee

William W. Pettit

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                  Title

/s/ David M. Richardson                                                        Trustee

David M. Richardson

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                   Title

/s/ Russell A. Salton, III, MD.                                                Trustee

Russell A. Salton, III, M.D.

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Chairman of the Board and Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                   Title

/s/ Michael S. Scofield                                                            Chairman of the Board and Trustee

Michael S. Scofield

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                  Title

/s/ Richard J. Shima                                                                 Trustee

Richard J. Shima

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                  Title

/s/ Richard Wagoner                                                               Trustee

Richard Wagoner

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Trustee and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of July 1, 2006.

Signature                                                                                                          Title

/s/ Patricia B. Norris                                                                                         Trustee

Patricia B. Norris

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter President and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                   Title

/s/ Dennis H. Ferro                                                                   President

Dennis H. Ferro

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Michael H. Koonce, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Treasurer and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                   Title

/s/ Jeremy DePalma                                                                Treasurer

Jeremy DePalma

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POWER OF ATTORNEY

I, the undersigned, hereby constitute Maureen E. Towle, Sally E. Ganem, Catherine F. Kennedy, Lloyd Lipsett, Kevin J. Ouellette, Timothy W. Diggins, Douglass N. Ellis and David Mahaffey, and each of them singly, my true and lawful attorneys, with full power to them and each of them to sign for me and in my name in the capacity indicated below any and all documents, including, but not limited to, Forms N-2, N-8A, N-8B-1, S-5, N-14 and N-1A, as amended from time to time, and any and all amendments thereto to be filed with the Securities and Exchange Commission for the purpose of registering from time to time all investment companies of which I am now or hereafter Treasurer and for which Evergreen Investment Management Company, LLC, or any other investment advisory affiliate of Wachovia Bank, serves as Advisor or Manager and registering from time to time the shares of such companies, and applications and documents with the Commodity Futures Trading Commission, state tax authorities, Internal Revenue Service and such other agencies as shall be recommended by the accountants and counsel for the Trusts, and generally to do all such things in my name and on my behalf to enable such investment companies to comply with the provisions of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the Exchange Act of 1934, as amended, and all requirements and regulations of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by my said attorneys to any and all registration statements and amendments thereto.

In Witness Whereof, I have executed this Power of Attorney as of December 7, 2005.

Signature                                                                                  Title

/s/ Michael H. Koonce                                                              Secretary

Michael H. Koonce

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 31 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of June 2007.

EVERGREEN SELECT MONEY MARKET TRUST
By: /s/ Michael H. Koonce
Name: Michael H. Koonce
Title: Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of June 2007.

/s/ Dennis H. Ferro	/s/ Michael H. Koonce	/s/ Jeremy DePalma
Dennis H. Ferro*	Michael H. Koonce*	Jeremy DePalma*
President	Secretary	Treasurer
(Chief Executive Officer) (Chief Investment Officer)		(Principal Financial and Accounting Officer)

/s/ Charles A. Austin, III	/s/ K. Dun Gifford	/s/ William Walt Pettit
Charles A. Austin III*	K. Dun Gifford*	William Walt Pettit*
Trustee	Trustee	Trustee

/s/ Gerald M. McDonnell	/s/ Russell A. Salton, III MD	/s/ Richard K. Wagoner
Gerald M. McDonnell*	Russell A. Salton, III MD*	Richard K. Wagoner*
Trustee	Trustee	Trustee

/s/ Michael S. Scofield	/s/ David M. Richardson	/s/ Leroy Keith, Jr.
Michael S. Scofield*	David M. Richardson*	Leroy Keith, Jr.*
Chairman of the Board	Trustee	Trustee
and Trustee

/s/ Richard J. Shima	/s/ Patricia B. Norris
Richard J. Shima*	Patricia B. Norris*
Trustee	Trustee

*By: /s/ Maureen E. Towle
Maureen E. Towle
Attorney-in-Fact

* Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

INDEX TO EXHIBITS
EXHIBIT NO.	EXHIBIT

(a)	Amended and Restated Declaration of Trust

(g)(2)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated July 6, 2000

(g)(3)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated June 29, 2001

(g)(4)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated January 19, 2006

(g)(5)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 7, 2006

(g)(7)	Letter Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company Evergreen Institutional U.S. Government Money Market Fund

(g)(8)	Amended Pricing Schedule to Custodian Agreement between the Registrant and State Street Bank and Trust Company

(h)(1)	Master Administration Agreement between Evergreen Investment Services, Inc. and the Registrant

(h)(2)	Master Transfer and Recordkeeping Agreement between the Registrant and Evergreen Service Company, LLC

(h)(4)	Tax Services Administration Agreement between Evergreen Investment Services, Inc. and State Street Bank and Trust Company

(j)(1)	Consent of KPMG LLP